As filed with the Securities and Exchange Commission on August 22, 2005

                                                             File No. 333-126367

                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       Pre-Effective Amendment No. _______
                         Post-Effective Amendment No. 2
                                                     ---

                        (Check appropriate box or boxes)

                                PIONEER BOND FUND

               (Exact Name of Registrant as Specified in Charter)

                                 (617) 742-7825
                        (Area Code and Telephone Number)

                  60 State Street, Boston, Massachusetts 02109
 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

                            Dorothy E. Bourassa, Esq.
                       Pioneer Investment Management, Inc.
                                 60 State Street
                           Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)

Copies to: David C. Phelan, Esq.
           Wilmer Cutler Pickering Hale and Dorr LLP
           60 State Street
           Boston, Massachusetts 02109

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, which permits registration of an indefinite number of securities.

Title of Securities Being Registered: Shares of beneficial interest of the Registrant.

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) of the Securities Act of 1933, as amended.

The Registration Statement on Form N-14 (File No. 333-126367) for Pioneer Bond Fund, as filed with the Securities and Exchange Commission on July 5, 2005 (Accession No. 0001145443-05-001508) is hereby incorporated by reference into this filing.

PIONEER BOND FUND
PRO FORMA
Schedule of Investments (a)
December 31, 2004
(Unaudited)

   Pioneer       AmSouth
     Bond      High Quality  Pro Forma
     Fund       Bond Fund     Combined
  Principal     Principal    Principal
    Amount        Amount       Amount
  ---------    ------------  ---------
                                         ASSET BACKED SECURITIES
                                         Diversified Financials
                                         Consumer Finance
    31,958                     31,958    Americredit Automobile Receivables Trust, Floating Rate Note, 12/12/07

                                         Diversified Financial Services
 1,864,000                  1,864,000    PF Export Receivable Master Trust, 6.436%, 6/1/15 (144A)
 1,387,018                  1,387,018    Power Receivables Finance, 6.29%, 1/1/12 (144A)
                  5,000,000 5,000,000    Sears Credit Account Master Trust, 6.75%, 09/16/09

                                         Specialized Finance
    90,000                     90,000    MBNA Credit Card Master Note, Floating Rate Note, 12/15/08
                                         Total Diversified Financials

                                         Utilities
                                         Electric Utilities
                  1,700,000 1,700,000    Alabama Power Co., 7.125%, 10/01/07
 1,700,000                  1,700,000    Empresa Electric Guacolda, 8.625%, 4/30/13 (144A)
   662,200                    662,200    FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)
                                         Total Utilities
                                         TOTAL ASSET BACKED SECURITIES

                                         COLLATERIZED MORTGAGE OBLIGATIONS
                                         Diversified Financials
                                         Consumer Finance
    7,110                      7,110     Asset Securitization Corp., Floating Rate Note, 1/13/30

                                         Diversified Financial Services
 2,175,000                  2,175,000    Tower 2004-1A E, 5.395%, 1/15/34
   525,000                    525,000    Tower 2004-2A F, 6.376%, 12/15/14

                                         Total Diversified Financials

                                         Insurance
                                         Life & Health Insurance
                  5,000,000  5,000,000   Asif Global Financing, 3.85%, 11/26/07
                                         Total Insurance
                                         TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

                                         CORPORATE BONDS
                                         Energy
                                         Integrated Oil & Gas
    45,000                     45,000    Petro-Canada, 4.0%, 7/15/13
    25,000                     25,000    USX Corp., 6.85%, 3/1/08

                                                                              Pioneer         AmSouth
                                                               % of            Bond         High Quality     Pro Forma
                                                            Pro Forma          Fund          Bond Fund        Combined
                                                             Combined         Market           Market          Market
                                                            Net Assets         Value           Value           Value
                                                            ----------        ------        ------------     ---------
ASSET BACKED SECURITIES                                       1.43%
Diversified Financials                                        0.94%
Consumer Finance                                              0.00%
Americredit Automobile Receivables Trust,
  Floating Rate Note, 12/12/07                                           $        31,978 $                   $     31,978
                                                                         -------------------------------------------------

Diversified Financial Services                                0.93%
PF Export Receivable Master Trust, 6.436%, 6/1/15 (144A)                 $     1,852,648 $                   $  1,852,648
Power Receivables Finance, 6.29%, 1/1/12 (144A)                                1,459,767                        1,459,767
Sears Credit Account Master Trust, 6.75%, 09/16/09                                              5,124,800       5,124,800
                                                                         -------------------------------------------------
                                                                         $     3,312,415 $      5,124,800    $  8,437,215
                                                                         -------------------------------------------------
Specialized Finance                                           0.01%
MBNA Credit Card Master Note, Floating Rate
  Note, 12/15/08                                                         $        90,123 $                   $     90,123
                                                                         -------------------------------------------------
Total Diversified Financials                                             $     3,434,516 $      5,124,800    $  8,559,316
                                                                         -------------------------------------------------

Utilities                                                     0.49%
Electric Utilities                                            0.49%
Alabama Power Co., 7.125%, 10/01/07                                      $               $      1,851,081    $  1,851,081
Empresa Electric Guacolda, 8.625%, 4/30/13 (144A)                              1,941,407                        1,941,407
FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)                                  682,894                          682,894
                                                                         -------------------------------------------------
Total Utilities                                                          $     2,624,301 $      1,851,081    $  4,475,382
                                                                         -------------------------------------------------
TOTAL ASSET BACKED SECURITIES                                            $     6,058,817 $      6,975,881    $ 13,034,698
                                                                         -------------------------------------------------

COLLATERIZED MORTGAGE OBLIGATIONS                             0.85%
Diversified Financials                                        0.30%
Consumer Finance                                              0.00%
Asset Securitization Corp., Floating Rate Note, 1/13/30                  $         7,132 $                   $      7,132
                                                                         -------------------------------------------------

Diversified Financial Services                                0.30%
Tower 2004-1A E, 5.395%, 1/15/34                                         $     2,170,959 $                   $  2,170,959
Tower 2004-2A F, 6.376%, 12/15/14                                                522,375                          522,375
                                                                         -------------------------------------------------
                                                                         $     2,693,334 $                   $  2,693,334
                                                                         -------------------------------------------------
Total Diversified Financials                                             $     2,700,466 $                   $  2,700,466
                                                                         -------------------------------------------------

Insurance                                                     0.55%
Life & Health Insurance                                       0.55%
Asif Global Financing, 3.85%, 11/26/07                                   $               $      5,022,500    $  5,022,500
                                                                         -------------------------------------------------
Total Insurance                                                          $               $      5,022,500    $  5,022,500
                                                                         -------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                $     2,700,466 $      5,022,500    $  7,722,966
                                                                         -------------------------------------------------

CORPORATE BONDS                                              42.32%
Energy                                                        1.30%
Integrated Oil & Gas                                          0.01%
Petro-Canada, 4.0%, 7/15/13                                              $        42,153 $                   $     42,153
USX Corp., 6.85%, 3/1/08                                                          27,200                           27,200
                                                                         -------------------------------------------------
                                                                         $        69,353 $                   $     69,353
                                                                         -------------------------------------------------

   Pioneer       AmSouth
     Bond      High Quality  Pro Forma
     Fund       Bond Fund     Combined
  Principal     Principal    Principal
    Amount        Amount       Amount
  ---------    ------------  ---------

                                         Oil & Gas Exploration & Production
                  1,000,000  1,000,000   Conoco, Inc., 6.35%, 04/15/09
                  2,000,000  2,000,000   ConocoPhillips, 6.375%, 03/30/09
  2,000,000                  2,000,000   Gazprom International SA., 7.201%, 2/1/20 (144A)
     75,000                     75,000   Pemex Project Funding Master, 9.125%, 10/13/10
                  4,000,000  4,000,000   Texaco Capital, Inc., 7.09%, 02/01/07

                                         Oil & Gas Refining Marketing & Transportation
     65,000                     65,000   Kinder Morgan Energy Partners, 6.75%, 3/15/11
  1,750,000                  1,750,000   Magellan Midstream Partners, L.P., 6.45%, 6/1/14

                                         Total Energy

                                         Materials
                                         Aluminum
                  4,000,000  4,000,000   Alcoa, Inc., 7.375%, 08/01/10

                                         Commodity Chemicals
  1,100,000                  1,100,000   Methanex Corp., 8.75%, 8/15/12
  1,500,000                  1,500,000   Nova Chemicals, Ltd., 6.5%, 1/15/12

                                         Construction Materials
                  2,000,000  2,000,000   Vulcan Materials Co., 6.00%, 04/01/09

                                         Diversified Metals & Mining
  2,575,000                  2,575,000   Kennametal, Inc., 7.2%, 6/15/12
                  2,500,000  2,500,000   PPG Industries, Inc., 7.05%, 08/15/09

                                         Fertilizers & Agricultural Chemicals
     45,000                     45,000   Potash Corp. Saskatchewan, 4.875%, 3/1/13

                                         Forest Products
    17,000                     17,000    Weyerhaeuser Co., 5.5%, 3/15/05

                                         Metal & Glass Containers
  2,000,000                  2,000,000   Greif Brothers Corp., 8.875%, 8/1/12

                                         Paper Packaging
  1,125,000                  1,125,000   Abitibi-Consolidated, Inc., 6.95%, 12/15/06

                                         Paper Products
  1,300,000                  1,300,000   Bowater Canada Finance, 7.95%, 11/15/11
                  5,000,000  5,000,000   International Paper Co., 5.30%, 04/01/15

                                         Specialty Chemicals
    600,000                    600,000   Ferro Corp., 7.625%, 5/1/13
    500,000                    500,000   Ferro Corp., 7.125%, 4/1/28

                                         Steel
  1,400,000                  1,400,000   Ispat Inland ULC, Floating Rate Note, 4/1/10
                                         Total Materials

                                         Capital Goods
                                         Aerospace & Defense
     40,000                     40,000   Boeing Co., 5.125%, 2/15/13
    120,000                    120,000   Honeywell International, 7.5%, 3/1/10
                  2,145,000  2,145,000   McDonnell Douglas Corp., 6.875%, 11/01/06
                  5,000,000  5,000,000   United Technologies Corp., 7.125%, 11/15/10

                                                                          Pioneer         AmSouth
                                                           % of            Bond         High Quality     Pro Forma
                                                        Pro Forma          Fund          Bond Fund        Combined
                                                         Combined         Market           Market          Market
                                                        Net Assets         Value           Value           Value
                                                        ----------        -------       ------------     ---------
Oil & Gas Exploration & Production                        1.07%
Conoco, Inc., 6.35%, 04/15/09                                        $               $      1,095,336    $  1,095,336
ConocoPhillips, 6.375%, 03/30/09                                                            2,187,500       2,187,500
Gazprom International SA., 7.201%, 2/1/20 (144A)                           2,115,000                        2,115,000
Pemex Project Funding Master, 9.125%, 10/13/10                                89,925                           89,925
Texaco Capital, Inc., 7.09%, 02/01/07                                                       4,300,000       4,300,000
                                                                     -------------------------------------------------
                                                                     $     2,204,925 $      7,582,836    $  9,787,761
                                                                     -------------------------------------------------
Oil & Gas Refining Marketing & Transportation             0.22%
Kinder Morgan Energy Partners, 6.75%, 3/15/11                        $        72,568 $                   $     72,568
Magellan Midstream Partners, L.P., 6.45%, 6/1/14                           1,892,462                        1,892,462
                                                                     -------------------------------------------------
                                                                     $     1,965,030 $                   $  1,965,030
                                                                     -------------------------------------------------
Total Energy                                                         $     4,239,308 $      7,582,836    $ 11,822,144
                                                                     -------------------------------------------------

Materials                                                 3.05%
Aluminum                                                  0.51%
Alcoa, Inc., 7.375%, 08/01/10                                        $               $      4,633,140    $  4,633,140
                                                                     -------------------------------------------------

Commodity Chemicals                                       0.32%
Methanex Corp., 8.75%, 8/15/12                                       $     1,284,250 $                   $  1,284,250
Nova Chemicals, Ltd., 6.5%, 1/15/12                                        1,590,000                        1,590,000
                                                                     -------------------------------------------------
                                                                     $     2,874,250 $                   $  2,874,250
                                                                     -------------------------------------------------
Construction Materials                                    0.23%
Vulcan Materials Co., 6.00%, 04/01/09                                $               $      2,135,628    $  2,135,628
                                                                     -------------------------------------------------

Diversified Metals & Mining                               0.62%
Kennametal, Inc., 7.2%, 6/15/12                                      $     2,861,430 $                   $  2,861,430
PPG Industries, Inc., 7.05%, 08/15/09                                                       2,784,375       2,784,375
                                                                     -------------------------------------------------
                                                                     $     2,861,430 $      2,784,375    $  5,645,805
                                                                     -------------------------------------------------
Fertilizers & Agricultural Chemicals                      0.00%
Potash Corp. Saskatchewan, 4.875%, 3/1/13                            $        45,232 $                   $     45,232
                                                                     -------------------------------------------------

Forest Products                                           0.00%
Weyerhaeuser Co., 5.5%, 3/15/05                                      $        17,078 $                   $     17,078
                                                                     -------------------------------------------------

Metal & Glass Containers                                  0.24%
Greif Brothers Corp., 8.875%, 8/1/12                                 $     2,225,000 $                   $  2,225,000
                                                                     -------------------------------------------------

Paper Packaging                                           0.13%
Abitibi-Consolidated, Inc., 6.95%, 12/15/06                          $     1,167,188 $                   $  1,167,188
                                                                     -------------------------------------------------

Paper Products                                            0.71%
Bowater Canada Finance, 7.95%, 11/15/11                              $     1,400,845 $                   $  1,400,845
International Paper Co., 5.30%, 04/01/15                                                    5,068,750       5,068,750
                                                                     -------------------------------------------------
                                                                     $     1,400,845 $      5,068,750    $  6,469,595
                                                                     -------------------------------------------------
Specialty Chemicals                                       0.12%
Ferro Corp., 7.625%, 5/1/13                                          $       620,585 $                   $    620,585
Ferro Corp., 7.125%, 4/1/28                                                  495,720                          495,720
                                                                     -------------------------------------------------
                                                                     $     1,116,305 $                   $  1,116,305
                                                                     -------------------------------------------------
Steel                                                     0.17%
Ispat Inland ULC, Floating Rate Note, 4/1/10                         $     1,522,500 $                   $  1,522,500
                                                                     -------------------------------------------------
Total Materials                                                      $    13,229,828 $     14,621,893    $ 27,851,721
                                                                     -------------------------------------------------

Capital Goods                                             4.62%
Aerospace & Defense                                       0.90%
Boeing Co., 5.125%, 2/15/13                                          $        41,379 $                   $     41,379
Honeywell International, 7.5%, 3/1/10                                        138,641                          138,641
McDonnell Douglas Corp., 6.875%, 11/01/06                                                   2,271,019       2,271,019
United Technologies Corp., 7.125%, 11/15/10                                                 5,750,845       5,750,845
                                                                     -------------------------------------------------
                                                                     $       180,020 $      8,021,864    $  8,201,884
                                                                     -------------------------------------------------

   Pioneer       AmSouth
     Bond      High Quality  Pro Forma
     Fund       Bond Fund     Combined
  Principal     Principal    Principal
    Amount        Amount       Amount
  ---------    ------------  ---------

                                         Building Products
                    638,000    638,000   Smith Enron, 5.97%, 12/15/06

                                         Construction & Farm Machinery & Heavy Trucks
                  2,100,000  2,100,000   Caterpillar Financial Services Corp., 2.50%, 10/03/06

                                         Construction & Engineering
    970,000                    970,000   Shaw Group, Inc., 10.75%, 3/15/10 (b)

                                         Electrical Component & Equipment
                  1,500,000  1,500,000   Emerson Electric, 6.30%, 11/01/05
                 12,000,000 12,000,000   General Electric Co., 5.00%, 02/01/13
                  3,456,000  3,456,000   Rockwell International Corp., 6.625%, 06/01/05
  2,750,000                  2,750,000   Thomas & Betts Corp., 7.25%, 6/1/13

                                         Industrial Machinery
                  2,300,000  2,300,000   Caterpillar, Inc., 3.1%, 05/15/07
                  1,000,000  1,000,000   Caterpillar, Inc., 6.55%, 05/01/11
                  2,000,000  2,000,000   Honeywell, Inc., 7.00%, 03/15/07
  1,950,000                  1,950,000   JLG Industries, Inc., 8.375%, 6/15/12 (b)
  2,000,000                  2,000,000   Sun Sage BV, 8.25%, 3/26/09 (144A)

                                         Total Capital Goods

                                         Commercial Services & Supplies
                                         Diversified Commercial Services
    500,000                    500,000   Deluxe Corp., 3.5%, 10/1/07 (144A)
                                         Total Commercial Services & Supplies

                                         Transportation
                                         Airlines
  1,548,465                  1,548,465   Southwest Airlines Co., 7.67%, 1/2/14
                                         Total Transportation

                                         Automobiles & Components
                                         Auto Parts & Equipment
    150,000                    150,000   Lear Corp., 7.96%, 5/15/05 (144A)

                                         Automobile Manufacturers
    130,000                    130,000   Ford Motor Co., 7.25%, 10/1/08
    150,000                    150,000   General Motors Acceptance Corp., 6.125%, 9/15/06
                  2,000,000  2,000,000   General Motors Acceptance Corp., 6.15%, 04/07/07
                  3,000,000  3,000,000   General Motors Acceptance Corp., 7.50%, 07/15/05
    500,000                    500,000   General Motors Capital Corp., 7.5%, 7/15/05

                                         Total Automobiles & Components


                                         Consumer Durables & Apparel
                                         Housewares & Specialties
     55,000                     55,000   Newell Rubbermaid Inc., 4.625%, 12/15/09
                                         Total Consumer Durables & Apparel

                                         Consumer Services
                                         Restaurants
                  5,500,000  5,500,000   McDonald's Corp., 5.35%, 09/15/08
                    700,000    700,000   McDonald's Corp., 6.00%, 04/15/11
                  2,000,000  2,000,000   McDonald's Corp., 5.375%, 04/30/07

                                         Total Consumer Services

                                                                          Pioneer         AmSouth
                                                           % of            Bond         High Quality     Pro Forma
                                                        Pro Forma          Fund          Bond Fund        Combined
                                                         Combined         Market           Market          Market
                                                        Net Assets         Value           Value           Value
                                                        ----------        -------       -------------    ---------
Building Products                                      0.07%
Smith Enron, 5.97%, 12/15/06                                      $               $        640,466 $       640,466
                                                                  -------------------------------------------------

Construction & Farm Machinery & Heavy Trucks           0.23%
Caterpillar Financial Services Corp., 2.50%, 10/03/06             $               $      2,069,540 $     2,069,540
                                                                  -------------------------------------------------

Construction & Engineering                             0.12%
Shaw Group, Inc., 10.75%, 3/15/10 (b)                             $     1,069,425 $                $     1,069,425
                                                                  -------------------------------------------------

Electrical Component & Equipment                       2.24%
Emerson Electric, 6.30%, 11/01/05                                 $               $      1,535,625 $     1,535,625
General Electric Co., 5.00%, 02/01/13                                                   12,331,932      12,331,932
Rockwell International Corp., 6.625%, 06/01/05                                           3,503,520       3,503,520
Thomas & Betts Corp., 7.25%, 6/1/13                                     3,016,525                        3,016,525
                                                                  -------------------------------------------------
                                                                  $     3,016,525 $     17,371,077 $    20,387,602
                                                                  -------------------------------------------------
Industrial Machinery                                   1.07%
Caterpillar, Inc., 3.1%, 05/15/07                                 $               $      2,281,897 $     2,281,897
Caterpillar, Inc., 6.55%, 05/01/11                                                       1,123,750       1,123,750
Honeywell, Inc., 7.00%, 03/15/07                                                         2,145,378       2,145,378
JLG Industries, Inc., 8.375%, 6/15/12 (b)                               2,086,500                        2,086,500
Sun Sage BV, 8.25%, 3/26/09 (144A)                                      2,100,000                        2,100,000
                                                                  -------------------------------------------------
                                                                  $     4,186,500 $      5,551,025 $     9,737,525
                                                                  -------------------------------------------------
Total Capital Goods                                               $     8,452,470 $     33,653,971 $    42,106,441
                                                                  -------------------------------------------------

Commercial Services & Supplies                         0.05%
Diversified Commercial Services                        0.05%
Deluxe Corp., 3.5%, 10/1/07 (144A)                                $       493,561 $                $       493,561
                                                                  -------------------------------------------------
Total Commercial Services & Supplies                              $       493,561 $                $       493,561
                                                                  -------------------------------------------------

Transportation                                         0.19%
Airlines                                               0.19%
Southwest Airlines Co., 7.67%, 1/2/14                             $     1,722,233 $                $     1,722,233
                                                                  -------------------------------------------------
Total Transportation                                              $     1,722,233 $                $     1,722,233
                                                                  -------------------------------------------------

Automobiles & Components                               0.67%
Auto Parts & Equipment                                 0.02%
Lear Corp., 7.96%, 5/15/05 (144A)                                 $       152,395 $                $       152,395
                                                                  -------------------------------------------------

Automobile Manufacturers                               0.65%
Ford Motor Co., 7.25%, 10/1/08                                    $       139,451 $                $       139,451
General Motors Acceptance Corp., 6.125%, 9/15/06                          153,777                          153,777
General Motors Acceptance Corp., 6.15%, 04/07/07                                         2,057,500       2,057,500
General Motors Acceptance Corp., 7.50%, 07/15/05                                         3,063,750       3,063,750
General Motors Capital Corp., 7.5%, 7/15/05                               510,300                          510,300
                                                                  -------------------------------------------------
                                                                  $       803,528 $      5,121,250 $     5,924,778
                                                                  -------------------------------------------------
Total Automobiles & Components                                    $       955,923 $      5,121,250 $     6,077,173
                                                                  -------------------------------------------------


Consumer Durables & Apparel                            0.01%
Housewares & Specialties                               0.01%
Newell Rubbermaid Inc., 4.625%, 12/15/09                          $        55,519 $                $        55,519
                                                                  -------------------------------------------------
Total Consumer Durables & Apparel                                 $        55,519 $                $        55,519
                                                                  -------------------------------------------------

Consumer Services                                      0.95%
Restaurants                                            0.95%
McDonald's Corp., 5.35%, 09/15/08                                 $               $      5,802,500 $     5,802,500
McDonald's Corp., 6.00%, 04/15/11                                                          763,000         763,000
McDonald's Corp., 5.375%, 04/30/07                                                       2,085,378       2,085,378
                                                                  -------------------------------------------------
Total Consumer Services                                           $               $      8,650,878 $     8,650,878
                                                                  -------------------------------------------------

   Pioneer       AmSouth
     Bond      High Quality  Pro Forma
     Fund       Bond Fund     Combined
  Principal     Principal    Principal
    Amount        Amount       Amount
  ---------    ------------  ----------

                                         Media
                                         Broadcasting & Cable Television
    135,000                    135,000   Comcast Corp., 5.3%, 1/15/14
  2,500,000                  2,500,000   Rogers Cable, Inc., 7.875%, 5/1/12

                                         Movies & Entertainment
     45,000                     45,000   Time Warner, Inc., 6.75%, 4/15/11

                                         Publishing
                  2,800,000  2,800,000   New York Times Co., 4.625%, 06/25/07
                                         Total Media

                                         Retailing
                                         Apparel Retail
                  3,500,000  3,500,000   Nike, Inc., 5.50%, 08/15/06

                                         Department Stores
                  1,000,000  1,000,000   May Department Stores Co., 7.90%, 10/15/07
     25,000                     25,000   Nordstrom, Inc., 5.625%, 1/15/09

                                         General Merchandise Stores
                  3,500,000  3,500,000   Target Corp., 5.875%, 03/01/12

                                         Specialty Stores
  1,825,000                  1,825,000   Toys "R" Us, 7.875%, 4/15/13 (b)
    580,000                    580,000   Toys "R" Us, 7.375%, 10/15/18

                                         Total Retailing

                                         Food & Staples Retailing
                                         Food Distributors
                  2,500,000  2,500,000   Sysco Corp., 4.75%, 07/30/05

                                         Hypermarkets & Supercenters
  1,000,000                  1,000,000   Wal-Mart Stores, Inc., 8.62%, 1/1/10
                  4,500,000  4,500,000   Wal-Mart Stores, Inc., 5.45%, 08/01/06

                                         Total Food & Staples Retailing

                                         Food, Beverage & Tobacco
                                         Brewers
     55,000                     55,000   Miller Brewing Co., 5.5%, 8/15/13 (144A)

                                         Packaged Foods & Meats
                  7,000,000  7,000,000   Hormel Foods Corp., 6.625%, 06/01/11
                  5,625,000  5,625,000   Sara Lee Corp., 6.15%, 06/19/08
                  5,000,000  5,000,000   Unilever Capital Corp., 7.125%, 11/01/10
     55,000                     55,000   Unilever Capital Corp., 7.125%, 11/01/10

                                         Soft Drinks
                  5,500,000  5,500,000   Bottling Group LLC, 2.45%, 10/16/06
     55,000                     55,000   Bottling Group LLC, 5.0%, 11/15/13
                  4,000,000  4,000,000   Coca-Cola Co., 5.75%, 03/15/11

                                         Tobacco
  1,225,000                  1,225,000   Altria Group, Inc., 7.0%, 11/4/13

                                         Total Food, Beverage & Tobacco

                                                                          Pioneer         AmSouth
                                                           % of            Bond         High Quality     Pro Forma
                                                        Pro Forma          Fund          Bond Fund        Combined
                                                         Combined         Market           Market          Market
                                                        Net Assets         Value           Value           Value
                                                        ----------        -------       ------------     ---------
Media                                                  0.64%
Broadcasting & Cable Television                        0.32%
Comcast Corp., 5.3%, 1/15/14                                      $       139,227 $                $       139,227
Rogers Cable, Inc., 7.875%, 5/1/12                                      2,737,500                        2,737,500
                                                                  -------------------------------------------------
                                                                  $     2,876,727 $                $     2,876,727
                                                                  -------------------------------------------------
Movies & Entertainment                                 0.01%
Time Warner, Inc., 6.75%, 4/15/11                                 $        50,619 $                $        50,619
                                                                  -------------------------------------------------

Publishing                                             0.31%
New York Times Co., 4.625%, 06/25/07                              $               $      2,864,823 $     2,864,823
                                                                  -------------------------------------------------
Total Media                                                       $     2,927,346 $      2,864,823 $     5,792,169
                                                                  -------------------------------------------------

Retailing                                              1.20%
Apparel Retail                                         0.40%
Nike, Inc., 5.50%, 08/15/06                                       $               $      3,623,484 $     3,623,484
                                                                  -------------------------------------------------

Department Stores                                      0.12%
May Department Stores Co., 7.90%, 10/15/07                        $               $      1,103,233 $     1,103,233
Nordstrom, Inc., 5.625%, 1/15/09                                           26,458                           26,458
                                                                  -------------------------------------------------
                                                                  $        26,458 $      1,103,233 $     1,129,691
                                                                  -------------------------------------------------
General Merchandise Stores                             0.42%
Target Corp., 5.875%, 03/01/12                                    $               $      3,815,000 $     3,815,000
                                                                  -------------------------------------------------

Specialty Stores                                       0.26%
Toys "R" Us, 7.875%, 4/15/13 (b)                                  $     1,811,313 $                $     1,811,313
Toys "R" Us, 7.375%, 10/15/18                                             536,500                          536,500
                                                                  -------------------------------------------------
                                                                  $     2,347,813 $                $     2,347,813
                                                                  -------------------------------------------------
Total Retailing                                                   $     2,374,271 $      8,541,717 $    10,915,988
                                                                  -------------------------------------------------

Food & Staples Retailing                               0.91%
Food Distributors                                      0.28%
Sysco Corp., 4.75%, 07/30/05                                      $               $      2,525,000 $     2,525,000
                                                                  -------------------------------------------------

Hypermarkets & Supercenters                            0.63%
Wal-Mart Stores, Inc., 8.62%, 1/1/10                              $     1,088,120 $                $     1,088,120
Wal-Mart Stores, Inc., 5.45%, 08/01/06                                                   4,656,254       4,656,254
                                                                  -------------------------------------------------
                                                                  $     1,088,120 $      4,656,254 $     5,744,374
                                                                  -------------------------------------------------
Total Food & Staples Retailing                                    $     1,088,120 $      7,181,254 $     8,269,374
                                                                  -------------------------------------------------

Food, Beverage & Tobacco                               3.39%
Brewers                                                0.01%
Miller Brewing Co., 5.5%, 8/15/13 (144A)                          $        57,489 $                $        57,489
                                                                  -------------------------------------------------

Packaged Foods & Meats                                 2.16%
Hormel Foods Corp., 6.625%, 06/01/11                              $               $      7,840,000 $     7,840,000
Sara Lee Corp., 6.15%, 06/19/08                                                          6,067,181       6,067,181
Unilever Capital Corp., 7.125%, 11/01/10                                                 5,758,075       5,758,075
Unilever Capital Corp., 7.125%, 11/01/10                                   63,262                           63,262
                                                                  -------------------------------------------------
                                                                  $        63,262 $     19,665,256 $    19,728,518
                                                                  -------------------------------------------------
Soft Drinks                                            1.07%
Bottling Group LLC, 2.45%, 10/16/06                               $               $      5,418,259 $     5,418,259
Bottling Group LLC, 5.0%, 11/15/13                                         56,704                           56,704
Coca-Cola Co., 5.75%, 03/15/11                                                           4,325,000       4,325,000
                                                                  -------------------------------------------------
                                                                  $        56,704 $      9,743,259 $     9,799,963
                                                                  -------------------------------------------------
Tobacco                                                0.15%
Altria Group, Inc., 7.0%, 11/4/13                                 $     1,327,348 $                $     1,327,348
                                                                  -------------------------------------------------
Total Food, Beverage & Tobacco                                    $     1,504,803 $     29,408,515 $    30,913,318
                                                                  -------------------------------------------------

   Pioneer       AmSouth
     Bond      High Quality  Pro Forma
     Fund       Bond Fund     Combined
  Principal     Principal    Principal
    Amount        Amount       Amount
  ---------    ------------  ---------

                                         Household & Personal Products
                                         Household Products
                     500,000   500,000   Clorox Co., 6.125%, 02/01/11
                  4,400,000  4,400,000   Colgate-Palmolive Co., 5.34%, 03/27/06

                                         Personal Products
                  1,700,000  1,700,000   Kimberly-Clark Corp., 7.10%, 08/01/07
                                         Total Household & Personal Products

                                         Health Care Equipment & Services
                                         Health Care Distributors
  2,066,000                  2,066,000   Cardinal Health, Inc., 6.0%, 1/15/06

                                         Health Care Facilities
  2,735,000                  2,735,000   HCA, Inc., 6.3%, 10/1/12

                                         Health Care Supplies
  1,874,000                  1,874,000   Bausch & Lomb, 7.125%, 8/1/28

                                         Health Care Services
                  5,000,000  5,000,000   UnitedHealth Group, Inc., 5.00%, 08/15/14
                                         Total Health Care Equipment & Services

                                         Pharmaceuticals & Biotechnology
                                         Pharmaceuticals
                  1,000,000  1,000,000   GlaxoSmithKline Capital PLC, 2.375%, 04/16/07
                  2,600,000  2,600,000   Pharmacia Corp., 5.75%, 12/01/05
                                         Total Pharmaceuticals & Biotechnology

                                         Banks
                                         Diversified Banks
     45,000                     45,000   U.S. Bancorp, 3.125%, 3/15/08
    145,000                    145,000   International Bank for Reconstruction & Development, 4.375%, 9/28/06

                                         Regional Banks
                  1,100,000  1,100,000   Bank of America Corp., 7.75%, 08/15/15
                  1,000,000  1,000,000   Bank One Texas NA, 6.25%, 02/15/08
                  3,157,000  3,157,000   Bank One Texas NA, 7.00%, 07/15/05
                  4,500,000  4,500,000   Branch Banking & Trust, 4.875%, 01/15/13
                  1,000,000  1,000,000   Fifth Third Bank, 2.70%, 01/30/07
                  4,000,000  4,000,000   Fifth Third Bank, 6.75%, 07/15/05
                  2,100,000  2,100,000   FleetBoston Financial Corp., 4.875%, 12/01/06
  1,250,000                  1,250,000   Hudson United Bank, 7.0%, 5/15/12
     55,000                     55,000   Keycorp, 2.75%, 2/27/07
                  5,500,000  5,500,000   SunTrust Banks, Inc., 6.375%, 04/01/11
                  3,159,000  3,159,000   SunTrust Banks, Inc., 7.375%, 07/01/06
                  2,000,000  2,000,000   U.S. Bank NA, 3.75%, 02/06/09
                  1,875,000  1,875,000   Wachovia Corp., 6.605%, 10/01/25
                  5,000,000  5,000,000   Wachovia Corp., 6.875%, 09/15/05

                                         Total Banks

                                         Diversified Financials
                                         Asset Management & Custody Banks
                  2,000,000  2,000,000   Mellon Funding Corp., 6.40%, 05/14/11
                  6,000,000  6,000,000   Northern Trust Co., 7.10%, 08/01/09
                  5,000,000  5,000,000   State Street Corp., 7.65%, 06/15/10

                                                                       Pioneer         AmSouth
                                                        % of            Bond         High Quality     Pro Forma
                                                     Pro Forma          Fund          Bond Fund        Combined
                                                      Combined         Market           Market          Market
                                                     Net Assets         Value           Value           Value
                                                     ----------        -------       ------------     ---------

Household & Personal Products                          0.76%
Household Products                                     0.56%
Clorox Co., 6.125%, 02/01/11                                      $               $        546,681 $       546,681
Colgate-Palmolive Co., 5.34%, 03/27/06                                                   4,515,500       4,515,500
                                                                  -------------------------------------------------
                                                                  $               $      5,062,181 $     5,062,181
                                                                  -------------------------------------------------
Personal Products                                      0.20%
Kimberly-Clark Corp., 7.10%, 08/01/07                             $               $      1,855,125 $     1,855,125
                                                                  -------------------------------------------------
Total Household & Personal Products                               $               $      6,917,306 $     6,917,306
                                                                  -------------------------------------------------

Health Care Equipment & Services                       1.31%
Health Care Distributors                               0.23%
Cardinal Health, Inc., 6.0%, 1/15/06                              $     2,109,667 $                $     2,109,667
                                                                  -------------------------------------------------

Health Care Facilities                                 0.30%
HCA, Inc., 6.3%, 10/1/12                                          $     2,773,851 $                $     2,773,851
                                                                  -------------------------------------------------

Health Care Supplies                                   0.22%
Bausch & Lomb, 7.125%, 8/1/28                                     $     1,996,743 $                $     1,996,743
                                                                  -------------------------------------------------

Health Care Services                                   0.55%
UnitedHealth Group, Inc., 5.00%, 08/15/14                         $               $      5,039,605 $     5,039,605
                                                                  -------------------------------------------------
Total Health Care Equipment & Services                            $     6,880,261 $      5,039,605 $    11,919,866
                                                                  -------------------------------------------------

Pharmaceuticals & Biotechnology                        0.40%
Pharmaceuticals                                        0.40%
GlaxoSmithKline Capital PLC, 2.375%, 04/16/07                     $               $        979,474 $       979,474
Pharmacia Corp., 5.75%, 12/01/05                                                         2,661,750       2,661,750
                                                                  -------------------------------------------------
Total Pharmaceuticals & Biotechnology                             $               $      3,641,224 $     3,641,224
                                                                  -------------------------------------------------

Banks                                                  4.13%
Diversified Banks                                      0.02%
U.S. Bancorp, 3.125%, 3/15/08                                     $        44,211 $                $        44,211
International Bank for Reconstruction &
  Development, 4.375%, 9/28/06                                            148,096                          148,096
                                                                  -------------------------------------------------
                                                                  $       192,307 $                $       192,307
                                                                  -------------------------------------------------
Regional Banks                                         4.11%
Bank of America Corp., 7.75%, 08/15/15                            $               $      1,322,750 $     1,322,750
Bank One Texas NA, 6.25%, 02/15/08                                                       1,066,834       1,066,834
Bank One Texas NA, 7.00%, 07/15/05                                                       3,224,086       3,224,086
Branch Banking & Trust, 4.875%, 01/15/13                                                 4,532,063       4,532,063
Fifth Third Bank, 2.70%, 01/30/07                                                          985,287         985,287
Fifth Third Bank, 6.75%, 07/15/05                                                        4,080,000       4,080,000
FleetBoston Financial Corp., 4.875%, 12/01/06                                            2,157,750       2,157,750
Hudson United Bank, 7.0%, 5/15/12                                       1,400,120                        1,400,120
Keycorp, 2.75%, 2/27/07                                                    53,988                           53,988
SunTrust Banks, Inc., 6.375%, 04/01/11                                                   6,101,810       6,101,810
SunTrust Banks, Inc., 7.375%, 07/01/06                                                   3,341,979       3,341,979
U.S. Bank NA, 3.75%, 02/06/09                                                            1,982,100       1,982,100
Wachovia Corp., 6.605%, 10/01/25                                                         2,085,938       2,085,938
Wachovia Corp., 6.875%, 09/15/05                                                         5,131,250       5,131,250
                                                                  -------------------------------------------------
                                                                  $     1,454,108 $     36,011,846 $    37,465,954
                                                                  -------------------------------------------------
Total Banks                                                       $     1,646,415 $     36,011,846 $    37,658,261
                                                                  -------------------------------------------------

Diversified Financials                                 7.80%
Asset Management & Custody Banks                       1.62%
Mellon Funding Corp., 6.40%, 05/14/11                             $               $      2,222,500 $     2,222,500
Northern Trust Co., 7.10%, 08/01/09                                                      6,719,022       6,719,022
State Street Corp., 7.65%, 06/15/10                                                      5,877,285       5,877,285
                                                                  -------------------------------------------------
                                                                  $               $     14,818,807 $    14,818,807
                                                                  -------------------------------------------------

   Pioneer       AmSouth
     Bond      High Quality  Pro Forma
     Fund       Bond Fund     Combined
  Principal     Principal    Principal
    Amount        Amount       Amount
  ---------    ------------  ---------

                                         Consumer Finance
                  6,251,000  6,251,000   Boeing Capital Corp., 7.375%, 09/27/10
                  3,485,000  3,485,000   Ford Motor Credit Co., 6.25%, 12/08/05
                  5,000,000  5,000,000   HSBC Finance Corp., 6.50%, 01/24/06
                  6,000,000  6,000,000   John Deere Capital Corp., 7.00%, 03/15/12
     90,000                     90,000   National Rural Utilities, 7.25%, 3/1/12
  2,340,000                  2,340,000   SLM Corp., Floating Rate Note Note, 7/25/14
                  5,000,000  5,000,000   Toyota Motor Credit Corp., 5.65%, 01/15/07

                                         Investment Banking & Brokerage
                  2,800,000  2,800,000   Bear Stearns Cos., Inc., 4.00%, 01/31/08
  1,275,000                  1,275,000   E*Trade Financial Corp., 8.0%, 6/15/11 (144A)
                  6,000,000  6,000,000   Lehman Brothers Holdings, Inc., 3.50%, 08/07/08
    750,000                    750,000   Refco Finance Holdings, 9.0%, 8/1/12 (144A)

                                         Other Diversified Financial Services
  1,550,000                  1,550,000   Bombardier Capital, Inc., 7.09%, 3/30/07
  2,250,000                  2,250,000   Glencore Funding LLC, 6.0%, 4/15/14 (144A)
                  3,500,000  3,500,000   Morgan Stanley, 6.50%, 11/01/05

                                         Specialized Finance
                  6,000,000  6,000,000   Prudential Funding LLC, 6.60%, 05/15/08
    950,000                    950,000   Tengizchevroil LLP, 6.124%, 11/15/14 (144A)

                                         Total Diversified Financials

                                         Insurance
                                         Life & Health Insurance
     85,000                     85,000   Jackson National Life Global Funding, Floating Rate Note, 3/11/05 (144A)
                  5,000,000  5,000,000   John Hancock Financial Services, Inc., 5.625%, 12/01/08
     90,000                     90,000   Lincoln National Corp., 5.25%, 6/15/07
                  1,000,000  1,000,000   MetLife, Inc., 6.125%, 12/01/11
  2,000,000                  2,000,000   Presidential Life Corp., 7.875%, 2/15/09
                  3,500,000  3,500,000   Protective Life Secured Trust, 4.00%, 10/07/09
  2,850,000                  2,850,000   Provident Companies Inc., 7.0%, 7/15/18  (b)

                                         Multi-Line Insurance
  1,700,000                  1,700,000   Allmerica Financial Corp., 7.625%, 10/15/25
                  3,000,000  3,000,000   Berkshire Hathaway, Inc., 3.375%, 10/15/08
  1,950,000                  1,950,000   Loews Corp., 5.25%, 3/15/16

                                         Property & Casualty Insurance
                  1,000,000  1,000,000   Allstate Financial Global Fund, 7.125%, 09/26/05
  1,325,000                  1,325,000   Arch Capital Group, Ltd., 7.35%, 5/1/34
                  1,000,000  1,000,000   Chubb Corp., 6.00%, 11/15/11
                  1,000,000  1,000,000   Chubb Corp., 6.15%, 08/15/05
  2,010,000                  2,010,000   Kingsway America, Inc., 7.5%, 2/1/14
  1,400,000                  1,400,000   Ohio Casualty Corp., 7.3%, 6/15/14
                  9,125,000  9,125,000   St. Paul Cos., Inc., 5.75%, 03/15/07

                                         Reinsurance
  2,400,000                  2,400,000   Odyssey Re Holdings, 7.65%, 11/1/13
                                         Total Insurance

                                         Real Estate
                                         Real Estate Management & Development
  2,200,000                  2,200,000   Forest City Enterprises, 7.625%, 6/1/15

                                                                          Pioneer         AmSouth
                                                           % of            Bond         High Quality     Pro Forma
                                                        Pro Forma          Fund          Bond Fund        Combined
                                                         Combined         Market           Market          Market
                                                        Net Assets         Value           Value           Value
                                                        ----------        -------       ------------     ---------
Consumer Finance                                       3.35%
Boeing Capital Corp., 7.375%, 09/27/10                            $               $      7,215,479 $     7,215,479
Ford Motor Credit Co., 6.25%, 12/08/05                                                   3,570,985       3,570,985
HSBC Finance Corp., 6.50%, 01/24/06                                                      5,170,155       5,170,155
John Deere Capital Corp., 7.00%, 03/15/12                                                6,930,000       6,930,000
National Rural Utilities, 7.25%, 3/1/12                                   103,878                          103,878
SLM Corp., Floating Rate Note Note, 7/25/14                             2,331,623                        2,331,623
Toyota Motor Credit Corp., 5.65%, 01/15/07                                               5,218,750       5,218,750
                                                                  -------------------------------------------------
                                                                  $     2,435,501 $     28,105,370 $    30,540,871
                                                                  -------------------------------------------------
Investment Banking & Brokerage                         1.20%
Bear Stearns Cos., Inc., 4.00%, 01/31/08                          $               $      2,822,865 $     2,822,865
E*Trade Financial Corp., 8.0%, 6/15/11 (144A)                           1,370,625                        1,370,625
Lehman Brothers Holdings, Inc., 3.50%, 08/07/08                                          5,933,898       5,933,898
Refco Finance Holdings, 9.0%, 8/1/12 (144A)                               821,250                          821,250
                                                                  -------------------------------------------------
                                                                  $     2,191,875 $      8,756,763 $    10,948,638
                                                                  -------------------------------------------------
Other Diversified Financial Services                   0.81%
Bombardier Capital, Inc., 7.09%, 3/30/07                          $     1,565,500 $                $     1,565,500
Glencore Funding LLC, 6.0%, 4/15/14 (144A)                              2,176,826                        2,176,826
Morgan Stanley, 6.50%, 11/01/05                                                          3,605,000       3,605,000
                                                                  -------------------------------------------------
                                                                  $     3,742,326 $      3,605,000 $     7,347,326
                                                                  -------------------------------------------------
Specialized Finance                                    0.82%
Prudential Funding LLC, 6.60%, 05/15/08                           $               $      6,495,000 $     6,495,000
Tengizchevroil LLP, 6.124%, 11/15/14 (144A)                               952,375                          952,375
                                                                  -------------------------------------------------
                                                                  $       952,375 $      6,495,000 $     7,447,375
                                                                  -------------------------------------------------
Total Diversified Financials                                      $     9,322,077 $     61,780,940 $    71,103,017
                                                                  -------------------------------------------------

Insurance                                              4.57%
Life & Health Insurance                                1.62%
Jackson National Life Global Funding, Floating
  Rate Note, 3/11/05 (144A)                                       $        85,019 $                $        85,019
John Hancock Financial Services, Inc., 5.625%, 12/01/08                                  5,312,500       5,312,500
Lincoln National Corp., 5.25%, 6/15/07                                     93,218                           93,218
MetLife, Inc., 6.125%, 12/01/11                                                          1,088,750       1,088,750
Presidential Life Corp., 7.875%, 2/15/09                                2,000,000                        2,000,000
Protective Life Secured Trust, 4.00%, 10/07/09                                           3,475,798       3,475,798
Provident Companies Inc., 7.0%, 7/15/18  (b)                            2,753,813                        2,753,813
                                                                  -------------------------------------------------
                                                                  $     4,932,050 $      9,877,048 $    14,809,098
                                                                  -------------------------------------------------
Multi-Line Insurance                                   0.72%
Allmerica Financial Corp., 7.625%, 10/15/25                       $     1,731,809 $                $     1,731,809
Berkshire Hathaway, Inc., 3.375%, 10/15/08                                               2,968,278       2,968,278
Loews Corp., 5.25%, 3/15/16                                             1,885,779                        1,885,779
                                                                  -------------------------------------------------
                                                                  $     3,617,588 $      2,968,278 $     6,585,866
                                                                  -------------------------------------------------
Property & Casualty Insurance                          1.93%
Allstate Financial Global Fund, 7.125%, 09/26/05                  $               $      1,028,422 $     1,028,422
Arch Capital Group, Ltd., 7.35%, 5/1/34                                 1,412,667                        1,412,667
Chubb Corp., 6.00%, 11/15/11                                                             1,080,000       1,080,000
Chubb Corp., 6.15%, 08/15/05                                                             1,017,500       1,017,500
Kingsway America, Inc., 7.5%, 2/1/14                                    2,083,918                        2,083,918
Ohio Casualty Corp., 7.3%, 6/15/14                                      1,506,674                        1,506,674
St. Paul Cos., Inc., 5.75%, 03/15/07                                                     9,498,395       9,498,395
                                                                  -------------------------------------------------
                                                                  $     5,003,259 $     12,624,317 $    17,627,576
                                                                  -------------------------------------------------
Reinsurance                                            0.29%
Odyssey Re Holdings, 7.65%, 11/1/13                               $     2,647,104 $                $     2,647,104
                                                                  -------------------------------------------------
Total Insurance                                                   $    16,200,001 $     25,469,643 $    41,669,644
                                                                  -------------------------------------------------

Real Estate                                            0.88%
Real Estate Management & Development                   0.26%
Forest City Enterprises, 7.625%, 6/1/15                           $     2,332,000 $                $     2,332,000
                                                                  -------------------------------------------------

   Pioneer       AmSouth
     Bond      High Quality  Pro Forma
     Fund       Bond Fund     Combined
  Principal     Principal    Principal
    Amount        Amount       Amount
  ---------    ------------  ---------

                                         Real Estate Investment Trusts
  1,100,000                  1,100,000   Colonial Reality LP, 6.15%, 4/15/13
    890,000                    890,000   Crescent Real Estate, 7.5%, 9/15/07
    850,000                    850,000   Health Care REIT, 6.0%, 11/15/13
    935,000                    935,000   Health Care REIT, Inc., 8.0%, 9/12/12
  1,450,000                  1,450,000   Hospitality Properties Trust, 6.75%, 2/15/13

                                         Total Real Estate

                                         Software & Services
                                         Data Processing & Outsourced Services
                  7,000,000  7,000,000   First Data Corp., 4.70%, 11/01/06
                                         Total Software & Services

                                         Technology Hardware & Equipment
                                         Communications Equipment
  2,395,000                  2,395,000   Corning, Inc., 5.9%, 3/15/14

                                         Computer Hardware
                  5,000,000  5,000,000   IBM Corp., 5.375%, 02/01/09
  2,000,000                  2,000,000   NCR Corp., 7.125%, 6/15/09

                                         Total Technology Hardware & Equipment

                                         Telecommunication Services
                                         Integrated Telecommunications Services
    300,000                    300,000   AT&T Corp., 7.75%, 3/1/07
                  3,500,000  3,500,000   BellSouth Telecommunications, Inc., 6.50%, 06/15/05
                  1,500,000  1,500,000   GTE California, Inc., 6.70%, 09/01/09
                  1,000,000  1,000,000   GTE California, Inc., 7.65%, 03/15/07
  2,600,000                  2,600,000   Intelsat, Ltd., 6.5%, 11/1/13
  2,000,000                  2,000,000   Telecom Italia Capital, 5.25%, 11/15/13
     40,000                     40,000    Verizon Global Funding Corp., 7.375%, 9/1/12
                                         Total Telecommunication Services

                                         Utilities
                                         Electric Utilities
                  3,100,000  3,100,000   Baltimore Gas & Electric, 7.50%, 01/15/07
                  5,000,000  5,000,000   Duke Energy Corp., 6.25%, 01/15/12
  1,871,500                  1,871,500   FLP Energy American Wind LLC, 6.639%, 6/20/23 (144A)
                  3,000,000  3,000,000   Georgia Power Co., 4.00%, 01/15/11
  1,555,000                  1,555,000   Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)
  1,000,000                  1,000,000   MSW Energy Holdings, 7.375%, 9/1/10
     65,000                     65,000   PSE&G Power, 6.95%, 6/1/12
                  3,500,000  3,500,000   Wisconsin Electric Power, 6.625%, 11/15/06

                                         Multi-Utilities & Unregulated Power
    100,000                    100,000   Avista Corp., 7.75%, 1/1/07
     25,000                     25,000   Dominion Resources, 6.25%, 6/30/12
  1,795,000                  1,795,000   Illinova Corp., 7.5%, 6/15/09

                                         Total Utilities

                                         TOTAL CORPORATE BONDS

                                                                       Pioneer         AmSouth
                                                        % of            Bond         High Quality     Pro Forma
                                                     Pro Forma          Fund          Bond Fund        Combined
                                                      Combined         Market           Market          Market
                                                     Net Assets         Value           Value           Value
                                                     ----------        -------       ------------     ---------

Real Estate Investment Trusts                          0.62%
Colonial Reality LP, 6.15%, 4/15/13                               $     1,142,559 $                $     1,142,559
Crescent Real Estate, 7.5%, 9/15/07                                       954,525                          954,525
Health Care REIT, 6.0%, 11/15/13                                          879,723                          879,723
Health Care REIT, Inc., 8.0%, 9/12/12                                   1,095,517                        1,095,517
Hospitality Properties Trust, 6.75%, 2/15/13                            1,601,081                        1,601,081
                                                                  -------------------------------------------------
                                                                  $     5,673,405 $                $     5,673,405
                                                                  -------------------------------------------------
Total Real Estate                                                 $     8,005,405 $                $     8,005,405
                                                                  -------------------------------------------------

Software & Services                                    0.78%
Data Processing & Outsourced Services                  0.78%
First Data Corp., 4.70%, 11/01/06                                 $               $      7,157,500 $     7,157,500
                                                                  -------------------------------------------------
Total Software & Services                                         $               $      7,157,500 $     7,157,500
                                                                  -------------------------------------------------

Technology Hardware & Equipment                        1.09%
Communications Equipment                               0.26%
Corning, Inc., 5.9%, 3/15/14                                      $     2,400,312 $                $     2,400,312
                                                                  -------------------------------------------------

Computer Hardware                                      0.82%
IBM Corp., 5.375%, 02/01/09                                       $               $      5,293,750 $     5,293,750
NCR Corp., 7.125%, 6/15/09                                              2,208,314                        2,208,314
                                                                  -------------------------------------------------
                                                                  $     2,208,314 $      5,293,750 $     7,502,064
                                                                  -------------------------------------------------
Total Technology Hardware & Equipment                             $     4,608,626 $      5,293,750 $     9,902,376
                                                                  -------------------------------------------------

Telecommunication Services                             1.21%
Integrated Telecommunications Services                 1.21%
AT&T Corp., 7.75%, 3/1/07                                         $       324,750 $                $       324,750
BellSouth Telecommunications, Inc., 6.50%, 06/15/05                                      3,556,875       3,556,875
GTE California, Inc., 6.70%, 09/01/09                                                    1,636,875       1,636,875
GTE California, Inc., 7.65%, 03/15/07                                                    1,080,069       1,080,069
Intelsat, Ltd., 6.5%, 11/1/13                                           2,366,000                        2,366,000
Telecom Italia Capital, 5.25%, 11/15/13                                 2,021,470                        2,021,470
Verizon Global Funding Corp., 7.375%, 9/1/12                               47,070                           47,070
                                                                  -------------------------------------------------
Total Telecommunication Services                                  $     4,759,290 $      6,273,819 $    11,033,109
                                                                  -------------------------------------------------

Utilities                                              2.44%
Electric Utilities                                     2.20%
Baltimore Gas & Electric, 7.50%, 01/15/07                         $               $      3,336,989 $     3,336,989
Duke Energy Corp., 6.25%, 01/15/12                                                       5,458,580       5,458,580
FLP Energy American Wind LLC, 6.639%, 6/20/23 (144A)                    1,995,730                        1,995,730
Georgia Power Co., 4.00%, 01/15/11                                                       2,925,402       2,925,402
Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)                        1,561,220                        1,561,220
MSW Energy Holdings, 7.375%, 9/1/10                                     1,050,000                        1,050,000
PSE&G Power, 6.95%, 6/1/12                                                 73,245                           73,245
Wisconsin Electric Power, 6.625%, 11/15/06                                               3,701,250       3,701,250


                                                                  $     4,680,195 $     15,422,221 $    20,102,416
                                                                  -------------------------------------------------
Multi-Utilities & Unregulated Power                    0.24%
Avista Corp., 7.75%, 1/1/07                                       $       107,311 $                $       107,311
Dominion Resources, 6.25%, 6/30/12                                         27,295                           27,295
Illinova Corp., 7.5%, 6/15/09                                           2,024,527                        2,024,527
                                                                  -------------------------------------------------
                                                                  $     2,159,133 $                $     2,159,133
                                                                  -------------------------------------------------
Total Utilities                                                   $     6,839,328 $     15,422,221 $    22,261,549
                                                                  -------------------------------------------------
TOTAL CORPORATE BONDS                                             $    95,304,785 $    290,634,989 $   385,939,774
                                                                  -------------------------------------------------

   Pioneer       AmSouth
     Bond      High Quality  Pro Forma
     Fund       Bond Fund     Combined
  Principal     Principal    Principal
    Amount        Amount       Amount
  ---------    ------------  ---------
                                         U.S. GOVERNMENT AGENCY OBLIGATIONS
                  5,000,000  5,000,000   Federal Home Loan Bank, 2.375%, 08/15/06
        65,000                  65,000   Federal Home Loan Bank, 3.875%, 6/14/13
     1,891,991               1,891,991   Federal Home Loan Mortgage Corp., 5.5%, 11/1/34
     6,346,083               6,346,083   Federal Home Loan Mortgage Corp., 6.0%, 5/1/34
     1,157,283               1,157,283   Federal Home Loan Mortgage Corp.,6.0%, 5/1/34
     2,233,468               2,233,468   Federal Home Loan Mortgage Corp.,6.0%, 9/1/33
       338,844                 338,844   Federal Home Loan Mortgage Corp.,6.0%, 12/1/33
        79,655                  79,655   Federal Home Loan Mortgage Corp., 6.5%, 1/1/29
                 21,000,000 21,000,000   Federal Home Loan Mortgage Corp., 3.8%, 8/3/7
     1,205,315               1,205,315   Federal Home Loan Mortgage Corp., 5.5%, 9/1/33
     2,228,769               2,228,769   Federal Home Loan Mortgage Corp., 5.5%, 12/1/18
       597,992                 597,992   Federal Home Loan Mortgage Corp., 6.0%, 1/1/33
       413,088                 413,088   Federal Home Loan Mortgage Corp., 6.0%, 1/1/34
     1,574,999               1,574,999   Federal Home Loan Mortgage Corp., 6.0%, 1/1/34
     1,029,849               1,029,849   Federal Home Loan Mortgage Corp., 6.0%, 2/1/33
       795,480                 795,480   Federal Home Loan Mortgage Corp., 6.0%, 3/1/33
       139,590                 139,590   Federal Home Loan Mortgage Corp., 6.0%, 3/1/33
     2,823,271               2,823,271   Federal Home Loan Mortgage Corp., 6.0%, 3/1/33
     2,855,377               2,855,377   Federal Home Loan Mortgage Corp., 6.0%, 8/1/34
     1,460,301               1,460,301   Federal Home Loan Mortgage Corp., 6.0%, 12/1/33
       412,497                 412,497   Federal Home Loan Mortgage Corp., 6.0%, 12/1/33
                 10,000,000 10,000,000   Federal Home Loan Mortgage Corp., 6.25%, 3/5/12
        29,254                  29,254   Federal Home Loan Mortgage Corp., 6.5%, 4/1/31
       204,577                 204,577   Federal Home Loan Mortgage Corp., 6.5%, 7/1/32
       486,045                 486,045   Federal Home Loan Mortgage Corp., 6.5%, 7/1/33
       927,496                 927,496   Federal Home Loan Mortgage Corp., 6.5%, 10/1/33
       940,173                 940,173   Federal Home Loan Mortgage Corp., 6.5%, 10/1/33
         9,139                  9,139    Federal Home Loan Mortgage Corp., 7.0%, 6/1/31
        10,157                  10,157   Federal Home Loan Mortgage Corp., 7.0%, 12/1/30
        26,254                  26,254   Federal Home Loan Mortgage Corp., 8.0%, 9/15/06
                 10,000,000 10,000,000   Federal National Mortgage Association, 2.625%, 01/19/07
                  5,000,000  5,000,000   Federal National Mortgage Association, 3.52%, 01/28/08
                 21,000,000 21,000,000   Federal National Mortgage Association, 3.75%, 09/15/08
       257,913                 257,913   Federal National Mortgage Association, 4.816%, 12/1/12
       207,477                 207,477   Federal National Mortgage Association, 5.0%, 3/1/33
       163,278                 163,278   Federal National Mortgage Association, 5.0%, 5/1/34
       316,692                 316,692   Federal National Mortgage Association, 5.0%, 12/1/17
       140,000                 140,000   Federal National Mortgage Association, 5.24%, 8/7/18
                 11,392,568 11,392,568   Federal National Mortgage Association, 5.5%, 12/01/17
       301,678                 301,678   Federal National Mortgage Association, 5.5%, 2/1/18
     1,191,751               1,191,751   Federal National Mortgage Association, 5.5%, 4/1/19
       113,798                 113,798   Federal National Mortgage Association, 5.5%, 7/1/23
     2,794,986               2,794,986   Federal National Mortgage Association, 5.5%, 7/1/33
       267,482                 267,482   Federal National Mortgage Association, 5.5%, 9/1/17
     4,581,285               4,581,285   Federal National Mortgage Association, 5.5%, 9/1/19
     1,327,888               1,327,888   Federal National Mortgage Association, 5.5%, 11/1/33
     1,577,841               1,577,841   Federal National Mortgage Association, 5.5%, 12/1/18
        10,788                  10,788   Federal National Mortgage Association, 6.0%, 1/1/29
       125,946                 125,946   Federal National Mortgage Association, 6.0%, 2/1/32
     1,371,350               1,371,350   Federal National Mortgage Association, 6.0%, 2/1/33
       145,191                 145,191   Federal National Mortgage Association, 6.0%, 3/1/33
     3,118,552               3,118,552   Federal National Mortgage Association, 6.0%, 4/1/33
     1,286,301               1,286,301   Federal National Mortgage Association, 6.0%, 4/1/34
       195,000                 195,000   Federal National Mortgage Association, 6.0%, 4/15/32
       659,000                 659,000   Federal National Mortgage Association, 6.0%, 6/1/16
                  5,344,094  5,344,094   Federal National Mortgage Association, 6.0%, 07/1/33
     2,951,240               2,951,240   Federal National Mortgage Association, 6.0%, 7/1/33
        89,752                  89,752   Federal National Mortgage Association, 6.0%, 8/1/32
     1,821,851               1,821,851   Federal National Mortgage Association, 6.0%, 9/1/34

                                                                   Pioneer       AmSouth
                                                        % of        Bond       High Quality     Pro Forma
                                                     Pro Forma      Fund        Bond Fund        Combined
                                                      Combined     Market         Market          Market
                                                     Net Assets     Value         Value           Value
                                                     ----------    -------     ------------     ---------
U.S. GOVERNMENT AGENCY OBLIGATIONS 50.68%
Federal Home Loan Bank, 2.375%, 08/15/06                         $          $      4,939,870 $     4,939,870
Federal Home Loan Bank, 3.875%, 6/14/13                              62,728                           62,728
Federal Home Loan Mortgage Corp., 5.5%, 11/1/34                   1,923,270                        1,923,270
Federal Home Loan Mortgage Corp., 6.0%, 5/1/34                    6,558,791                        6,558,791
Federal Home Loan Mortgage Corp.,6.0%, 5/1/34                     1,196,072                        1,196,072
Federal Home Loan Mortgage Corp.,6.0%, 9/1/33                     2,308,216                        2,308,216
Federal Home Loan Mortgage Corp.,6.0%, 12/1/33                      351,013                          351,013
Federal Home Loan Mortgage Corp., 6.5%, 1/1/29                       83,742                           83,742
Federal Home Loan Mortgage Corp., 3.8%, 8/3/7                                     21,026,250      21,026,250
Federal Home Loan Mortgage Corp., 5.5%, 9/1/33                    1,225,584                        1,225,584
Federal Home Loan Mortgage Corp., 5.5%, 12/1/18                   2,315,929                        2,315,929
Federal Home Loan Mortgage Corp., 6.0%, 1/1/33                      618,005                          618,005
Federal Home Loan Mortgage Corp., 6.0%, 1/1/34                      426,913                          426,913
Federal Home Loan Mortgage Corp., 6.0%, 1/1/34                    1,627,790                        1,627,790
Federal Home Loan Mortgage Corp., 6.0%, 2/1/33                    1,065,315                        1,065,315
Federal Home Loan Mortgage Corp., 6.0%, 3/1/33                      822,878                          822,878
Federal Home Loan Mortgage Corp., 6.0%, 3/1/33                      144,262                          144,262
Federal Home Loan Mortgage Corp., 6.0%, 3/1/33                    2,920,507                        2,920,507
Federal Home Loan Mortgage Corp., 6.0%, 8/1/34                    2,951,083                        2,951,083
Federal Home Loan Mortgage Corp., 6.0%, 12/1/33                   1,509,173                        1,509,173
Federal Home Loan Mortgage Corp., 6.0%, 12/1/33                     426,302                          426,302
Federal Home Loan Mortgage Corp., 6.25%, 3/5/12                                   10,462,500      10,462,500
Federal Home Loan Mortgage Corp., 6.5%, 4/1/31                       30,710                           30,710
Federal Home Loan Mortgage Corp., 6.5%, 7/1/32                      214,814                          214,814
Federal Home Loan Mortgage Corp., 6.5%, 7/1/33                      512,066                          512,066
Federal Home Loan Mortgage Corp., 6.5%, 10/1/33                     976,911                          976,911
Federal Home Loan Mortgage Corp., 6.5%, 10/1/33                     991,433                          991,433
Federal Home Loan Mortgage Corp., 7.0%, 6/1/31                        9,688                            9,688
Federal Home Loan Mortgage Corp., 7.0%, 12/1/30                      10,769                           10,769
Federal Home Loan Mortgage Corp., 8.0%, 9/15/06                      26,333                           26,333
Federal National Mortgage Association, 2.625%, 01/19/07                            9,878,820       9,878,820
Federal National Mortgage Association, 3.52%, 01/28/08                             5,001,300       5,001,300
Federal National Mortgage Association, 3.75%, 09/15/08                            20,921,250      20,921,250
Federal National Mortgage Association, 4.816%, 12/1/12              263,576                          263,576
Federal National Mortgage Association, 5.0%, 3/1/33                 206,260                          206,260
Federal National Mortgage Association, 5.0%, 5/1/34                 162,083                          162,083
Federal National Mortgage Association, 5.0%, 12/1/17                322,157                          322,157
Federal National Mortgage Association, 5.24%, 8/7/18                139,625                          139,625
Federal National Mortgage Association, 5.5%, 12/01/17                             11,791,308      11,791,308
Federal National Mortgage Association, 5.5%, 2/1/18                 313,223                          313,223
Federal National Mortgage Association, 5.5%, 4/1/19               1,232,983                        1,232,983
Federal National Mortgage Association, 5.5%, 7/1/23                 116,411                          116,411
Federal National Mortgage Association, 5.5%, 7/1/33               2,839,932                        2,839,932
Federal National Mortgage Association, 5.5%, 9/1/17                 276,736                          276,736
Federal National Mortgage Association, 5.5%, 9/1/19               4,737,754                        4,737,754
Federal National Mortgage Association, 5.5%, 11/1/33              1,349,242                        1,349,242
Federal National Mortgage Association, 5.5%, 12/1/18              1,632,039                        1,632,039
Federal National Mortgage Association, 6.0%, 1/1/29                  11,194                           11,194
Federal National Mortgage Association, 6.0%, 2/1/32                 130,408                          130,408
Federal National Mortgage Association, 6.0%, 2/1/33               1,419,905                        1,419,905
Federal National Mortgage Association, 6.0%, 3/1/33                 150,199                          150,199
Federal National Mortgage Association, 6.0%, 4/1/33               3,226,105                        3,226,105
Federal National Mortgage Association, 6.0%, 4/1/34               1,330,750                        1,330,750
Federal National Mortgage Association, 6.0%, 4/15/32                203,857                          203,857
Federal National Mortgage Association, 6.0%, 6/1/16                 690,980                          690,980
Federal National Mortgage Association, 6.0%, 07/1/33                               5,529,427       5,529,427
Federal National Mortgage Association, 6.0%, 7/1/33               3,053,022                        3,053,022
Federal National Mortgage Association, 6.0%, 8/1/32                  92,930                           92,930
Federal National Mortgage Association, 6.0%, 9/1/34               1,884,807                        1,884,807

   Pioneer       AmSouth
     Bond      High Quality  Pro Forma
     Fund       Bond Fund     Combined
  Principal     Principal    Principal
    Amount        Amount       Amount
  ---------    ------------  ---------
        20,732                 20,732    Federal National Mortgage Association, 6.0%, 9/1/29
     1,224,960              1,224,960    Federal National Mortgage Association, 6.0%, 10/1/32
       307,518                307,518    Federal National Mortgage Association, 6.0%, 11/1/32
        18,269                 18,269    Federal National Mortgage Association, 6.5%, 1/1/15
       150,988                150,988    Federal National Mortgage Association, 6.5%, 2/1/32
       250,352                250,352    Federal National Mortgage Association, 6.5%, 2/1/32
       398,163                398,163    Federal National Mortgage Association, 6.5%, 3/1/32
       195,535                195,535    Federal National Mortgage Association, 6.5%, 5/1/31
       355,448                355,448    Federal National Mortgage Association, 6.5%, 6/1/31
        97,704                 97,704    Federal National Mortgage Association, 6.5%, 7/1/29
        85,804                 85,804    Federal National Mortgage Association, 6.5%, 7/1/34
       171,810                171,810    Federal National Mortgage Association, 6.5%, 8/1/31
       165,506                165,506    Federal National Mortgage Association, 6.5%, 9/1/31
       134,738                134,738    Federal National Mortgage Association, 6.5%, 10/1/31
        54,554                 54,554    Federal National Mortgage Association, 6.5%, 10/1/31
       453,709                453,709    Federal National Mortgage Association, 6.5%, 10/1/32
       256,899                256,899    Federal National Mortgage Association, 7.0%, 1/1/32
        23,289                 23,289    Federal National Mortgage Association, 7.0%, 3/1/12
       126,564                126,564    Federal National Mortgage Association, 7.0%, 4/1/31
        79,847                 79,847    Federal National Mortgage Association, 7.0%, 7/1/22
       206,230                206,230    Federal National Mortgage Association, 7.0%, 8/1/31
       145,411                145,411    Federal National Mortgage Association, 7.0%, 9/1/31
       215,397                215,397    Federal National Mortgage Association, 7.0%, 12/1/31
        14,064                 14,064    Federal National Mortgage Association, 7.0%, 12/1/30
        51,029                 51,029    Federal National Mortgage Association, 7.0%, 12/1/30
                  5,000,000 5,000,000    Federal National Mortgage Association, 7.125%, 3/15/7
         4,643                  4,643    Federal National Mortgage Association, 7.5%, 4/1/30
        16,060                 16,060    Federal National Mortgage Association, 7.5%, 8/1/20
         6,715                  6,715    Federal National Mortgage Association, 8.0%, 1/1/31
        19,097                 19,097    Federal National Mortgage Association, 8.0%, 2/1/29
         9,735                  9,735    Federal National Mortgage Association, 8.0%, 2/1/30
         1,866                  1,866    Federal National Mortgage Association, 8.0%, 2/1/30
        83,416                 83,416    Federal National Mortgage Association, 8.0%, 3/1/31
        11,901                 11,901    Federal National Mortgage Association, 8.0%, 4/1/08
        15,023                 15,023    Federal National Mortgage Association, 8.0%, 4/1/20
         6,463                  6,463    Federal National Mortgage Association, 8.0%, 4/1/30
         3,739                  3,739    Federal National Mortgage Association, 8.0%, 5/1/31
         3,966                  3,966    Federal National Mortgage Association, 8.0%, 7/1/30
         5,606                  5,606    Federal National Mortgage Association, 8.0%, 10/1/30
       128,744                128,744    Federal National Mortgage Association, 7.0%, 10/25/07
        22,765                 22,765    Federal National Mortgage Association, 10.3%, 4/25/19
         7,751                  7,751    Federal National Mortgage Association, 10.3%, 4/25/19
     2,876,936              2,876,936    Government National Mortgage Association, 4.5%, 8/15/33
     2,134,586              2,134,586    Government National Mortgage Association, 4.5%, 8/15/33
     1,380,446              1,380,446    Government National Mortgage Association, 4.5%, 9/15/33
     1,514,381              1,514,381    Government National Mortgage Association, 4.5%, 10/15/33
     2,212,685              2,212,685    Government National Mortgage Association, 5.0%, 4/15/34
     1,099,891              1,099,891    Government National Mortgage Association, 5.0%, 7/15/19
        25,000                 25,000    Government National Mortgage Association, 5.0%, 7/15/19
     1,036,481              1,036,481    Government National Mortgage Association, 5.0%, 9/15/33
        24,270                 24,270    Government National Mortgage Association, 5.5%, 4/15/19
     2,342,560              2,342,560    Government National Mortgage Association, 5.5%, 4/20/34
     3,815,049              3,815,049    Government National Mortgage Association, 5.5%, 7/15/34
     2,497,775              2,497,775    Government National Mortgage Association, 5.5%, 8/15/19
     2,726,106              2,726,106    Government National Mortgage Association, 5.5%, 8/15/19
       269,725                269,725    Government National Mortgage Association, 5.5%, 8/15/33
       563,578                563,578    Government National Mortgage Association, 5.5%, 10/15/17
       319,969                319,969    Government National Mortgage Association, 5.5%, 10/15/33

                                                                        Pioneer         AmSouth
                                                         % of            Bond         High Quality     Pro Forma
                                                      Pro Forma          Fund          Bond Fund        Combined
                                                       Combined         Market           Market          Market
                                                      Net Assets         Value           Value           Value
                                                      ----------        -------       ------------     ---------
Federal National Mortgage Association, 6.0%, 9/1/29                  $   21,485       $               $   21,485
Federal National Mortgage Association, 6.0%, 10/1/32                  1,268,333                        1,268,333
Federal National Mortgage Association, 6.0%, 11/1/32                    318,406                          318,406
Federal National Mortgage Association, 6.5%, 1/1/15                      19,388                           19,388
Federal National Mortgage Association, 6.5%, 2/1/32                     158,503                          158,503
Federal National Mortgage Association, 6.5%, 2/1/32                     262,775                          262,775
Federal National Mortgage Association, 6.5%, 3/1/32                     417,920                          417,920
Federal National Mortgage Association, 6.5%, 5/1/31                     205,268                          205,268
Federal National Mortgage Association, 6.5%, 6/1/31                     373,250                          373,250
Federal National Mortgage Association, 6.5%, 7/1/29                     102,671                          102,671
Federal National Mortgage Association, 6.5%, 7/1/34                      90,012                           90,012
Federal National Mortgage Association, 6.5%, 8/1/31                     180,362                          180,362
Federal National Mortgage Association, 6.5%, 9/1/31                     173,745                          173,745
Federal National Mortgage Association, 6.5%, 10/1/31                    141,445                          141,445
Federal National Mortgage Association, 6.5%, 10/1/31                     57,269                           57,269
Federal National Mortgage Association, 6.5%, 10/1/32                    476,222                          476,222
Federal National Mortgage Association, 7.0%, 1/1/32                     272,338                          272,338
Federal National Mortgage Association, 7.0%, 3/1/12                      24,693                           24,693
Federal National Mortgage Association, 7.0%, 4/1/31                     134,211                          134,211
Federal National Mortgage Association, 7.0%, 7/1/22                      85,076                           85,076
Federal National Mortgage Association, 7.0%, 8/1/31                     218,623                          218,623
Federal National Mortgage Association, 7.0%, 9/1/31                     154,150                          154,150
Federal National Mortgage Association, 7.0%, 12/1/31                    228,341                          228,341
Federal National Mortgage Association, 7.0%, 12/1/30                     14,914                           14,914
Federal National Mortgage Association, 7.0%, 12/1/30                     54,112                           54,112
Federal National Mortgage Association, 7.125%, 3/15/7                                  5,404,100       5,404,100
Federal National Mortgage Association, 7.5%, 4/1/30                       4,975                            4,975
Federal National Mortgage Association, 7.5%, 8/1/20                      17,259                           17,259
Federal National Mortgage Association, 8.0%, 1/1/31                       7,281                            7,281
Federal National Mortgage Association, 8.0%, 2/1/29                      20,782                           20,782
Federal National Mortgage Association, 8.0%, 2/1/30                      10,583                           10,583
Federal National Mortgage Association, 8.0%, 2/1/30                       2,028                            2,028
Federal National Mortgage Association, 8.0%, 3/1/31                      90,678                           90,678
Federal National Mortgage Association, 8.0%, 4/1/08                      12,459                           12,459
Federal National Mortgage Association, 8.0%, 4/1/20                      16,294                           16,294
Federal National Mortgage Association, 8.0%, 4/1/30                       7,008                            7,008
Federal National Mortgage Association, 8.0%, 5/1/31                       4,054                            4,054
Federal National Mortgage Association, 8.0%, 7/1/30                       4,300                            4,300
Federal National Mortgage Association, 8.0%, 10/1/30                      6,079                            6,079
Federal National Mortgage Association, 7.0%, 10/25/07                   132,598                          132,598
Federal National Mortgage Association, 10.3%, 4/25/19                    24,739                           24,739
Federal National Mortgage Association, 10.3%, 4/25/19                     9,508                            9,508
Government National Mortgage Association, 4.5%, 8/15/33               2,810,001                        2,810,001
Government National Mortgage Association, 4.5%, 8/15/33               2,084,923                        2,084,923
Government National Mortgage Association, 4.5%, 9/15/33               1,348,328                        1,348,328
Government National Mortgage Association, 4.5%, 10/15/33              1,479,148                        1,479,148
Government National Mortgage Association, 5.0%, 4/15/34               2,215,407                        2,215,407
Government National Mortgage Association, 5.0%, 7/15/19               1,129,068                        1,129,068
Government National Mortgage Association, 5.0%, 7/15/19                  25,647                           25,647
Government National Mortgage Association, 5.0%, 9/15/33               1,038,717                        1,038,717
Government National Mortgage Association, 5.5%, 4/15/19                  25,311                           25,311
Government National Mortgage Association, 5.5%, 4/20/34               2,391,554                        2,391,554
Government National Mortgage Association, 5.5%, 7/15/34               3,898,427                        3,898,427
Government National Mortgage Association, 5.5%, 8/15/19               2,604,939                        2,604,939
Government National Mortgage Association, 5.5%, 8/15/19               2,843,066                        2,843,066
Government National Mortgage Association, 5.5%, 8/15/33                 275,742                          275,742
Government National Mortgage Association, 5.5%, 10/15/17                587,823                          587,823
Government National Mortgage Association, 5.5%, 10/15/33                327,106                          327,106

   Pioneer       AmSouth
     Bond      High Quality  Pro Forma
     Fund       Bond Fund     Combined
  Principal     Principal    Principal
    Amount        Amount       Amount
  ---------    ------------  ---------
     1,242,666               1,242,666   Government National Mortgage Association, 5.5%, 10/15/34
     1,214,524               1,214,524   Government National Mortgage Association, 5.5%, 10/20/19
       933,701                 933,701   Government National Mortgage Association, 5.5%, 11/15/18
     2,597,153               2,597,153   Government National Mortgage Association, 5.5%, 11/15/34
       249,481                 249,481   Government National Mortgage Association, 5.5%, 11/20/34
       343,209                 343,209   Government National Mortgage Association, 5.5%, 12/15/18
        55,000                  55,000   Government National Mortgage Association, 5.5%, 12/15/34
       679,599                 679,599   Government National Mortgage Association, 6.0%, 1/15/33
     1,624,412               1,624,412   Government National Mortgage Association, 6.0%, 1/15/33
       439,794                 439,794   Government National Mortgage Association, 6.0%, 2/15/33
        27,887                  27,887   Government National Mortgage Association, 6.0%, 3/15/32
       757,115                 757,115   Government National Mortgage Association, 6.0%, 3/15/33
     1,093,589               1,093,589   Government National Mortgage Association, 6.0%, 3/15/33
     1,125,452               1,125,452   Government National Mortgage Association, 6.0%, 3/15/33
     2,096,619               2,096,619   Government National Mortgage Association, 6.0%, 3/15/33
     1,383,086               1,383,086   Government National Mortgage Association, 6.0%, 3/15/33
     1,782,336               1,782,336   Government National Mortgage Association, 6.0%, 3/15/33
         6,171                  6,171    Government National Mortgage Association, 6.0%, 4/15/14
       925,980                 925,980   Government National Mortgage Association, 6.0%, 4/15/33
       639,737                 639,737   Government National Mortgage Association, 6.0%, 5/1/17
       884,171                 884,171   Government National Mortgage Association, 6.0%, 5/15/17
     1,835,904               1,835,904   Government National Mortgage Association, 6.0%, 5/15/33
       179,022                 179,022   Government National Mortgage Association, 6.0%, 6/15/17
       189,195                 189,195   Government National Mortgage Association, 6.0%, 6/18/33
       873,483                 873,483   Government National Mortgage Association, 6.0%, 7/15/33
        25,523                  25,523   Government National Mortgage Association, 6.0%, 8/15/13
       106,024                 106,024   Government National Mortgage Association, 6.0%, 8/15/32
     1,715,368               1,715,368   Government National Mortgage Association, 6.0%, 9/15/19
       540,367                 540,367   Government National Mortgage Association, 6.0%, 9/15/32
        51,772                  51,772   Government National Mortgage Association, 6.0%, 9/15/32
       573,228                 573,228   Government National Mortgage Association, 6.0%, 9/15/34
       515,055                 515,055   Government National Mortgage Association, 6.0%, 10/15/32
     1,026,756               1,026,756   Government National Mortgage Association, 6.0%, 10/15/33
     1,497,224               1,497,224   Government National Mortgage Association, 6.0%, 10/15/34
       325,616                 325,616   Government National Mortgage Association, 6.0%, 11/15/32
                    124,080    124,080   Government National Mortgage Association, 6.5%, 08/15/11
                    142,574    142,574   Government National Mortgage Association, 6.5%, 01/15/29
                    200,916    200,916   Government National Mortgage Association, 6.5%, 03/15/29
                    311,396    311,396   Government National Mortgage Association, 6.5%, 04/20/29
                  8,067,598  8,067,598   Government National Mortgage Association, 6.5%, 06/15/31
                  1,523,601  1,523,601   Government National Mortgage Association, 6.5%, 10/15/32
                  5,485,775  5,485,775   Government National Mortgage Association, 6.5%, 12/15/32
       385,154                 385,154   Government National Mortgage Association, 6.5%, 1/15/34
       614,358                 614,358   Government National Mortgage Association, 6.5%, 1/15/34
        81,669                  81,669   Government National Mortgage Association, 6.5%, 2/15/29
       533,542                 533,542   Government National Mortgage Association, 6.5%, 2/15/32
       732,729                 732,729   Government National Mortgage Association, 6.5%, 3/15/29
       143,638                 143,638   Government National Mortgage Association, 6.5%, 3/15/29
       127,915                 127,915   Government National Mortgage Association, 6.5%, 3/15/31
       837,165                 837,165   Government National Mortgage Association, 6.5%, 5/15/29
       325,497                 325,497   Government National Mortgage Association, 6.5%, 5/15/31
       141,147                 141,147   Government National Mortgage Association, 6.5%, 5/15/32
        39,111                  39,111   Government National Mortgage Association, 6.5%, 6/15/31
       449,260                 449,260   Government National Mortgage Association, 6.5%, 8/15/32
       533,956                 533,956   Government National Mortgage Association, 6.5%, 9/15/32
       407,738                 407,738   Government National Mortgage Association, 6.5%, 10/15/31
        21,802                  21,802   Government National Mortgage Association, 6.5%, 10/15/33
                    879,449    879,449   Government National Mortgage Association, 7.0%, 05/15/32

                                                                               Pioneer         AmSouth
                                                                % of            Bond         High Quality     Pro Forma
                                                             Pro Forma          Fund          Bond Fund        Combined
                                                              Combined         Market           Market          Market
                                                             Net Assets         Value           Value           Value
                                                             ----------        -------       ------------     ---------
Government National Mortgage Association, 5.5%, 10/15/34                    $1,269,825       $               $1,269,825
Government National Mortgage Association, 5.5%, 10/20/19                     1,262,842                        1,262,842
Government National Mortgage Association, 5.5%, 11/15/18                       973,814                          973,814
Government National Mortgage Association, 5.5%, 11/15/34                     2,653,914                        2,653,914
Government National Mortgage Association, 5.5%, 11/20/34                       254,699                          254,699
Government National Mortgage Association, 5.5%, 12/15/18                       357,954                          357,954
Government National Mortgage Association, 5.5%, 12/15/34                        56,202                           56,202
Government National Mortgage Association, 6.0%, 1/15/33                        704,797                          704,797
Government National Mortgage Association, 6.0%, 1/15/33                      1,685,759                        1,685,759
Government National Mortgage Association, 6.0%, 2/15/33                        456,101                          456,101
Government National Mortgage Association, 6.0%, 3/15/32                         28,937                           28,937
Government National Mortgage Association, 6.0%, 3/15/33                        785,187                          785,187
Government National Mortgage Association, 6.0%, 3/15/33                      1,134,136                        1,134,136
Government National Mortgage Association, 6.0%, 3/15/33                      1,167,180                        1,167,180
Government National Mortgage Association, 6.0%, 3/15/33                      2,174,355                        2,174,355
Government National Mortgage Association, 6.0%, 3/15/33                      1,435,379                        1,435,379
Government National Mortgage Association, 6.0%, 3/15/33                      1,849,879                        1,849,879
Government National Mortgage Association, 6.0%, 4/15/14                          6,510                            6,510
Government National Mortgage Association, 6.0%, 4/15/33                        960,312                          960,312
Government National Mortgage Association, 6.0%, 5/1/17                         670,101                          670,101
Government National Mortgage Association, 6.0%, 5/15/17                        931,676                          931,676
Government National Mortgage Association, 6.0%, 5/15/33                      1,903,974                        1,903,974
Government National Mortgage Association, 6.0%, 6/15/17                        188,641                          188,641
Government National Mortgage Association, 6.0%, 6/18/33                        196,210                          196,210
Government National Mortgage Association, 6.0%, 7/15/33                        875,368                          875,368
Government National Mortgage Association, 6.0%, 8/15/13                         26,925                           26,925
Government National Mortgage Association, 6.0%, 8/15/32                        110,135                          110,135
Government National Mortgage Association, 6.0%, 9/15/19                      1,807,190                        1,807,190
Government National Mortgage Association, 6.0%, 9/15/32                        560,706                          560,706
Government National Mortgage Association, 6.0%, 9/15/32                         53,721                           53,721
Government National Mortgage Association, 6.0%, 9/15/34                        594,516                          594,516
Government National Mortgage Association, 6.0%, 10/15/32                       534,440                          534,440
Government National Mortgage Association, 6.0%, 10/15/33                     1,064,825                        1,064,825
Government National Mortgage Association, 6.0%, 10/15/34                     1,552,826                        1,552,826
Government National Mortgage Association, 6.0%, 11/15/32                       337,871                          337,871
Government National Mortgage Association, 6.5%, 08/15/11                                        132,184         132,184
Government National Mortgage Association, 6.5%, 01/15/29                                        150,326         150,326
Government National Mortgage Association, 6.5%, 03/15/29                                        211,840         211,840
Government National Mortgage Association, 6.5%, 04/20/29                                        327,645         327,645
Government National Mortgage Association, 6.5%, 06/15/31                                      8,501,231       8,501,231
Government National Mortgage Association, 6.5%, 10/15/32                                      1,605,747       1,605,747
Government National Mortgage Association, 6.5%, 12/15/32                                      5,781,500       5,781,500
Government National Mortgage Association, 6.5%, 1/15/34                        405,530                          405,530
Government National Mortgage Association, 6.5%, 1/15/34                        646,860                          646,860
Government National Mortgage Association, 6.5%, 2/15/29                         86,078                           86,078
Government National Mortgage Association, 6.5%, 2/15/32                        562,142                          562,142
Government National Mortgage Association, 6.5%, 3/15/29                        772,286                          772,286
Government National Mortgage Association, 6.5%, 3/15/29                        151,392                          151,392
Government National Mortgage Association, 6.5%, 3/15/31                        134,770                          134,770
Government National Mortgage Association, 6.5%, 5/15/29                        882,836                          882,836
Government National Mortgage Association, 6.5%, 5/15/31                        342,946                          342,946
Government National Mortgage Association, 6.5%, 5/15/32                        148,713                          148,713
Government National Mortgage Association, 6.5%, 6/15/31                         41,207                           41,207
Government National Mortgage Association, 6.5%, 8/15/32                        473,342                          473,342
Government National Mortgage Association, 6.5%, 9/15/32                        562,578                          562,578
Government National Mortgage Association, 6.5%, 10/15/31                       429,589                          429,589
Government National Mortgage Association, 6.5%, 10/15/33                        22,956                           22,956
Government National Mortgage Association, 7.0%, 05/15/32                                        934,960         934,960

   Pioneer       AmSouth
     Bond      High Quality  Pro Forma
     Fund       Bond Fund     Combined
  Principal     Principal    Principal
    Amount        Amount       Amount
  ---------    ------------  ---------
                    744,762     744,762    Government National Mortgage Association, 7.0%, 11/20/28
                    225,501     225,501    Government National Mortgage Association, 7.0%, 09/15/11
                  1,638,401   1,638,401    Government National Mortgage Association, 7.0%, 08/15/31
        87,160                   87,160    Government National Mortgage Association, 7.0%, 2/15/30
        73,385                   73,385    Government National Mortgage Association, 7.0%, 3/15/31
        18,552                   18,552    Government National Mortgage Association, 7.0%, 4/15/28
       179,195                  179,195    Government National Mortgage Association, 7.0%, 4/15/29
        54,197                   54,197    Government National Mortgage Association, 7.0%, 4/15/31
       195,544                  195,544    Government National Mortgage Association, 7.0%, 6/15/31
       364,864                  364,864    Government National Mortgage Association, 7.0%, 6/15/31
        14,659                   14,659    Government National Mortgage Association, 7.0%, 8/15/28
       463,520                  463,520    Government National Mortgage Association, 7.0%, 11/15/28
       198,918                  198,918    Government National Mortgage Association, 7.0%, 11/15/28
        55,880                   55,880    Government National Mortgage Association, 7.0%, 12/15/13
        33,692                   33,692    Government National Mortgage Association, 7.0%, 12/15/30
                    109,314     109,314    Government National Mortgage Association, 7.5%, 08/15/11
        32,864                   32,864    Government National Mortgage Association, 7.5%, 2/15/26
        38,137                   38,137    Government National Mortgage Association, 7.5%, 2/15/31
        84,480                   84,480    Government National Mortgage Association, 7.5%, 5/15/27
        95,260                   95,260    Government National Mortgage Association, 7.5%, 8/15/29
        33,672                   33,672    Government National Mortgage Association, 7.5%, 10/15/29
       460,773                  460,773    Government National Mortgage Association, 7.5%, 12/15/31
        25,672                   25,672    Government National Mortgage Association, 7.75%, 2/15/30
         7,915                    7,915    Government National Mortgage Association, 7.75%, 11/15/29
                     80,564      80,564    Government National Mortgage Association, 8.0%, 05/15/10
         4,285                    4,285    Government National Mortgage Association, 9.5%, 5/15/20
        10,311                   10,311    Government National Mortgage Association, 10.0%, 1/15/06
         2,362                    2,362    Government National Mortgage Association, 10.0%, 1/15/18
         7,658                    7,658    Government National Mortgage Association, 10.0%, 1/15/18
       677,103                  677,103    Government National Mortgage Association I, 6.0%, 2/15/29
                  3,318,670   3,318,670    Government National Mortgage Association I, 6.50%, 07/15/32
        75,413                   75,413    Government National Mortgage Association I, 7.0%, 12/15/30
       453,100                  453,100    Government National Mortgage Association II, 5.5%, 2/20/34
     2,734,106                2,734,106    Government National Mortgage Association II, 5.5%, 3/20/34
    10,924,479               10,924,479    Government National Mortgage Association II, 6.0%, 11/20/33
        21,593                   21,593    Government National Mortgage Association II, 6.5%, 2/20/29
        10,901                   10,901    Government National Mortgage Association II, 6.5%, 3/20/29
       381,933                  381,933    Government National Mortgage Association II, 7.0%, 1/20/29
        27,699                   27,699    Government National Mortgage Association II, 7.0%, 12/20/30
       135,000                  135,000    U.S. Treasury Bonds, 3.125%, 10/15/08
       100,000                  100,000    U.S. Treasury Bonds, 4.0%, 2/15/14
        35,000                   35,000    U.S. Treasury Bonds, 4.25%, 8/15/13
                 20,000,000  20,000,000    U.S. Treasury Bonds, 5.5%, 08/15/28
                 64,900,000  64,900,000    U.S. Treasury Bonds, 6.25%, 08/15/23
       135,000                  135,000    U.S. Treasury Bonds, 7.125%, 2/15/23
                 19,000,000  19,000,000    U.S. Treasury Bonds, 7.50%, 11/15/16
     1,000,000                1,000,000    U.S. Treasury Bonds, 8.0%, 11/15/21

                                                                                Pioneer         AmSouth
                                                                 % of            Bond         High Quality     Pro Forma
                                                              Pro Forma          Fund          Bond Fund        Combined
                                                               Combined         Market           Market          Market
                                                              Net Assets         Value           Value           Value
                                                              ----------        -------       ------------     ---------
Government National Mortgage Association, 7.0%, 11/20/28                     $               $   790,379     $   790,379
Government National Mortgage Association, 7.0%, 09/15/11                                         240,298         240,298
Government National Mortgage Association, 7.0%, 08/15/31                                       1,741,817       1,741,817
Government National Mortgage Association, 7.0%, 2/15/30                          92,649                           92,649
Government National Mortgage Association, 7.0%, 3/15/31                          77,999                           77,999
Government National Mortgage Association, 7.0%, 4/15/28                          19,749                           19,749
Government National Mortgage Association, 7.0%, 4/15/29                         190,612                          190,612
Government National Mortgage Association, 7.0%, 4/15/31                          57,606                           57,606
Government National Mortgage Association, 7.0%, 6/15/31                         207,840                          207,840
Government National Mortgage Association, 7.0%, 6/15/31                         387,842                          387,842
Government National Mortgage Association, 7.0%, 8/15/28                          15,605                           15,605
Government National Mortgage Association, 7.0%, 11/15/28                        493,495                          493,495
Government National Mortgage Association, 7.0%, 11/15/28                        211,782                          211,782
Government National Mortgage Association, 7.0%, 12/15/13                         59,543                           59,543
Government National Mortgage Association, 7.0%, 12/15/30                         35,814                           35,814
Government National Mortgage Association, 7.5%, 08/15/11                                         116,521         116,521
Government National Mortgage Association, 7.5%, 2/15/26                          35,394                           35,394
Government National Mortgage Association, 7.5%, 2/15/31                          40,959                           40,959
Government National Mortgage Association, 7.5%, 5/15/27                          90,931                           90,931
Government National Mortgage Association, 7.5%, 8/15/29                         102,334                          102,334
Government National Mortgage Association, 7.5%, 10/15/29                         36,173                           36,173
Government National Mortgage Association, 7.5%, 12/15/31                        494,873                          494,873
Government National Mortgage Association, 7.75%, 2/15/30                         27,717                           27,717
Government National Mortgage Association, 7.75%, 11/15/29                         8,548                            8,548
Government National Mortgage Association, 8.0%, 05/15/10                                          86,077          86,077
Government National Mortgage Association, 9.5%, 5/15/20                           4,835                            4,835
Government National Mortgage Association, 10.0%, 1/15/06                         10,779                           10,779
Government National Mortgage Association, 10.0%, 1/15/18                          2,630                            2,630
Government National Mortgage Association, 10.0%, 1/15/18                          8,527                            8,527
Government National Mortgage Association I, 6.0%, 2/15/29                       703,726                          703,726
Government National Mortgage Association I, 6.50%, 07/15/32                                    3,498,077       3,498,077
Government National Mortgage Association I, 7.0%, 12/15/30                       80,162                           80,162
Government National Mortgage Association II, 5.5%, 2/20/34                      462,576                          462,576
Government National Mortgage Association II, 5.5%, 3/20/34                    2,791,290                        2,791,290
Government National Mortgage Association II, 6.0%, 11/20/33                  11,315,870                       11,315,870
Government National Mortgage Association II, 6.5%, 2/20/29                       22,711                           22,711
Government National Mortgage Association II, 6.5%, 3/20/29                       11,466                           11,466
Government National Mortgage Association II, 7.0%, 1/20/29                      404,956                          404,956
Government National Mortgage Association II, 7.0%, 12/20/30                      29,348                           29,348
U.S. Treasury Bonds, 3.125%, 10/15/08                                           133,560                          133,560
U.S. Treasury Bonds, 4.0%, 2/15/14                                               98,621                           98,621
U.S. Treasury Bonds, 4.25%, 8/15/13                                              35,276                           35,276
U.S. Treasury Bonds, 5.5%, 08/15/28                                                           21,653,140      21,653,140
U.S. Treasury Bonds, 6.25%, 08/15/23                                                          76,001,470      76,001,470
U.S. Treasury Bonds, 7.125%, 2/15/23                                            172,267                          172,267
U.S. Treasury Bonds, 7.50%, 11/15/16                                                          24,286,617      24,286,617
U.S. Treasury Bonds, 8.0%, 11/15/21                                           1,372,695                        1,372,695

   Pioneer       AmSouth
     Bond      High Quality  Pro Forma
     Fund       Bond Fund     Combined
  Principal     Principal    Principal
    Amount        Amount       Amount
  ---------    ------------  ---------
        35,000                   35,000    U.S. Treasury Notes, 1.5%, 7/31/05
                 30,000,000  30,000,000    U.S. Treasury Notes, 3.00%, 02/15/09
       340,000                  340,000    U.S. Treasury Notes, 3.5%, 1/15/11
                 38,000,000  38,000,000    U.S. Treasury Notes, 4.25%, 11/15/13
       100,000                  100,000    U.S. Treasury Notes, 5.25%, 2/15/29
     7,260,000                7,260,000    U.S. Treasury Notes, 5.375%, 2/15/31
       120,000                  120,000    U.S. Treasury Notes, 5.5%, 8/15/28
       105,000                  105,000    U.S. Treasury Notes, 6.0%, 8/15/09
       135,000                  135,000    U.S. Treasury Notes, 7.0%, 7/15/06
                                           TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS


                                           FOREIGN GOVERNMENT BOND
                  3,000,000   3,000,000    British Columbia, 4.625%, 10/03/06
                                           TOTAL FOREIGN GOVERNMENT BOND

                                           MUNICIPAL BONDS
                                           Government
                    800,000     800,000     Atlanta Downtown Development Lease Revenue Bond, 6.88%, 2/1/21
     1,225,000                1,225,000    District of Columbia Tobacco Settlement Financing Corp., 6.75%, 5/15/40
       555,000                  555,000    Tobacco Settlement Authority Iowa, 6.79%, 6/1/10
       500,000                  500,000    Tobacco Settlement Financing Corp. Revenue, 5.875%, 5/15/39

                                           Municipal  Power
       105,000                  105,000    California State Department of Water Resources & Power Supply, 4.33%, 5/1/06
                                           TOTAL MUNICIPAL BONDS

        Shares      Shares     Shares
        ------      ------     ------
                                           MONEY MARKET MUTUAL FUNDS
                  3,258,802   3,258,802    AmSouth Prime Money Market Fund
                      9,478       9,478    AmSouth Treasury Reserve Money Market Fund
                 16,668,342  16,668,342    Goldman Sachs Financial Square Funds - Prime Obligation Fund
                                           TOTAL MONEY MARKET MUTUAL FUNDS

     Principal    Principal  Principal
        Amount       Amount    Amount
     ---------    ---------  ---------     TEMPORARY CASH INVESTMENTS
                                           Repurchase Agreement
     7,600,000                7,600,000    UBS Warburg, Inc., 1.00%, dated 12/31/04, repurchase price of 7,600,000 plus accrued interest on 1/3/05 collateralized by $7,572,000 U.S. Treasury Bill, 6.75%, 5/15/05
        Shares       Shares    Shares
                                           Security Lending Collateral
     4,350,803                4,350,803   Securities Lending Investment Fund, 2.18%
                                           TOTAL TEMPORARY CASH INVESTMENTS

                                           TOTAL INVESTMENTS IN SECURITIES

                                           OTHER ASSETS AND LIABILITIES

                                           TOTAL NET ASSETS
                                           Total Investments at Cost

                                                                                  Pioneer         AmSouth
                                                             % of                  Bond         High Quality     Pro Forma
                                                          Pro Forma                Fund          Bond Fund        Combined
                                                           Combined               Market           Market          Market
                                                          Net Assets               Value           Value           Value
                                                          ----------              -------       ------------     ---------
U.S. Treasury Notes, 1.5%, 7/31/05                                         $        34,785 $                $        34,785
U.S. Treasury Notes, 3.00%, 02/15/09                                                             29,475,000      29,475,000
U.S. Treasury Notes, 3.5%, 1/15/11                                                 417,054                          417,054
U.S. Treasury Notes, 4.25%, 11/15/13                                                             38,250,876      38,250,876
U.S. Treasury Notes, 5.25%, 2/15/29                                                104,899                          104,899
U.S. Treasury Notes, 5.375%, 2/15/31                                             7,850,442                        7,850,442
U.S. Treasury Notes, 5.5%, 8/15/28                                                 129,881                          129,881
U.S. Treasury Notes, 6.0%, 8/15/09                                                 115,804                          115,804
U.S. Treasury Notes, 7.0%, 7/15/06                                                 143,132                          143,132
                                                                           -------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                   $   153,440,708 $    308,740,529 $   462,181,237
                                                                           -------------------------------------------------


FOREIGN GOVERNMENT BOND                                         0.34%
British Columbia, 4.625%, 10/03/06                                         $               $      3,072,402 $     3,072,402
                                                                           -------------------------------------------------
TOTAL FOREIGN GOVERNMENT BOND                                              $               $      3,072,402 $     3,072,402
                                                                           -------------------------------------------------

MUNICIPAL BONDS                                                 0.36%
Government                                                      0.35%
Atlanta Downtown Development Lease Revenue Bond,
  6.88%, 2/1/21                                                            $               $        941,000 $       941,000
District of Columbia Tobacco Settlement Financing Corp.,
  6.75%, 5/15/40                                                                 1,215,090                        1,215,090
Tobacco Settlement Authority Iowa, 6.79%, 6/1/10                                   553,090                          553,090
Tobacco Settlement Financing Corp. Revenue, 5.875%, 5/15/39                        448,450                          448,450
                                                                           -------------------------------------------------
                                                                           $     2,216,630 $        941,000 $     3,157,630
                                                                           -------------------------------------------------
Municipal  Power                                                0.01%
California State Department of Water Resources &
  Power Supply, 4.33%, 5/1/06                                              $       106,066 $                $       106,066
                                                                           -------------------------------------------------
TOTAL MUNICIPAL BONDS                                                      $     2,322,696 $        941,000 $     3,263,696
                                                                           -------------------------------------------------


MONEY MARKET MUTUAL FUNDS                                       2.19%
AmSouth Prime Money Market Fund                                            $               $      3,258,802 $     3,258,802
AmSouth Treasury Reserve Money Market Fund                                                            9,478           9,478
Goldman Sachs Financial Square Funds - Prime Obligation Fund                                     16,668,342      16,668,342
                                                                           -------------------------------------------------
TOTAL MONEY MARKET MUTUAL FUNDS                                            $               $     19,936,622 $    19,936,622
                                                                           -------------------------------------------------


TEMPORARY CASH INVESTMENTS                                      1.31%
Repurchase Agreement                                            0.83%
UBS Warburg, Inc., 1.00%, dated 12/31/04, repurchase price
of 7,600,000 plus accrued interest on 1/3/05 collateralized
by $7,572,000 U.S. Treasury Bill, 6.75%, 5/15/05                           $     7,600,000 $                $     7,600,000
                                                                           -------------------------------------------------

Security Lending Collateral                                     0.48%
Securities Lending Investment Fund, 2.18%                                  $     4,350,803 $                $     4,350,803
                                                                           -------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS                                           $    11,950,803 $                $    11,950,803
                                                                           -------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES                                 99.47%     $   271,778,275 $    635,323,923 $   907,102,198
                                                                           -------------------------------------------------

OTHER ASSETS AND LIABILITIES                                    0.53%      $    (3,696,039)$      8,545,559 $     4,849,520
                                                                           -------------------------------------------------

TOTAL NET ASSETS                                               100.00%     $   268,082,236 $    643,869,482 $   911,951,718
                                                                           =================================================
Total Investments at Cost                                                  $   265,866,085 $    610,669,561 $   876,535,646
                                                                           =================================================

*    Non-Income producing security

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2004, the value of these securities amounted to $19,828,206 or 7.4% of net assets.

(a) No adjustments are shown to the unaudited pro forma combined schedule of investments due to the fact that upon consumation of the merger no securities would need to be sold in order for Pioneer Bond Fund to comply with its prospectus restrictions. The foregoing sentence shall not restrict in any way the ability of the investment adviser of the funds from buying or selling securities in the normal course of such fund's business and operations.

The accompanying notes are an integral part of these pro forma financial statements.

Pioneer Bond Fund
Pro Forma Statement of Assets and Liabilities
December 31, 2004
(unaudited) (Amounts in Thousands, except for per share data)

                                                                           AmSouth High
                                                            Pioneer Bond   Quality Bond     Pro Forma     Pro Forma
                                                               Fund            Fund        Adjustments    Combined
                                                            ------------   ------------    -----------    ---------
ASSETS:
     Investment in securities (including securities
       loaned of $4,174 and $0, respectively)
       (Cost $265,866 and $610,670, respectively)           $    271,778   $    635,324    $              $  907,102
     Cash                                                            704              -                          704
     Receivables -
       Investment securities sold                                      2              -                            2
       Fund shares sold                                              631              -                          631
       Dividends, interest and foreign taxes withheld              2,510          8,723                       11,233
     Other                                                            49            120                          169
                                                            ------------   ------------                   ----------
         Total assets                                       $    275,674   $    644,167    $              $  919,841
                                                            ------------   ------------                   ----------
LIABILITIES:
     Payables -
       Investment securities purchased                      $      2,226   $          -    $              $    2,226
       Fund shares repurchased                                       282             17                          299
       Upon return of securities loaned                            4,351              -                        4,351
       Dividends                                                     335              -                          335
     Due to affiliates                                               328            187                          515
     Accrued expenses                                                 70             94                          164
                                                            ------------   ------------                   ----------
         Total liabilities                                  $      7,592   $        298    $              $    7,890
                                                            ------------   ------------                   ----------
NET ASSETS:
     Paid-in capital                                        $    265,160   $    621,685    $              $  886,845
     Undistributed net investment loss                               (37)        (3,229)                      (3,266)
     Accumulated net realized loss on investments                 (2,953)           759                       (2,194)
     Net unrealized gain on investments                            5,912         24,654                       30,566
                                                            ------------   ------------                   ----------
         Total net assets                                   $    268,082   $    643,869    $              $  911,951
                                                            ============   ============                   ==========
OUTSTANDING SHARES:
(Unlimited number of shares authorized)
     Investor Class                                                  975              -              -           975
                                                            ============   ============                   ==========
     Class A                                                      17,549          4,375            802(a)     22,726
                                                            ============   ============                   ==========
     Class I                                                                     53,022        (53,022)(a)         -
                                                            ============   ============                   ==========
     Class B                                                       5,820            603            112(a)      6,535
                                                            ============   ============                   ==========
     Class C                                                       3,020              -                        3,020
                                                            ============   ============                   ==========
     Class R                                                         105              -                          105
                                                            ============   ============                   ==========
     Class Y                                                       1,164              -         63,149(a)     64,313
                                                            ============   ============                   ==========
NET ASSET VALUE PER SHARE:
     Investor Class                                         $       9.39   $      11.10    $              $     9.39
                                                            ============   ============                   ==========
     Class A                                                $       9.38   $          -    $              $     9.38
                                                            ============   ============                   ==========
     Class I                                                                      11.10
                                                            ============   ============                   ==========
     Class B                                                $       9.34   $      11.07    $              $     9.34
                                                            ============   ============                   ==========
     Class C                                                $       9.31   $          -    $              $     9.31
                                                            ============   ============                   ==========
     Class R                                                $       9.48   $          -    $              $     9.48
                                                            ============   ============                   ==========
     Class Y                                                $       9.32   $          -    $              $     9.32
                                                            ============   ============                   ==========

MAXIMUM OFFERING PRICE:
     Class A                                                $       9.82   $      11.56    $              $     9.82
                                                            ============   ============                   ==========

(a) Class A, Class B, and Class I shares of AmSouth High Quality Bond Fund are exchanged for Class A, Class B, and Class Y shares of Pioneer Bond Fund.

Pioneer Bond Fund
Pro Forma Statement of Operations
For the Period Ended December 31, 2004
(unaudited) (Amounts in Thousands)

                                                                          AmSouth High
                                                          Pioneer Bond    Quality Bond    Pro Forma           Pro Forma
                                                            Fund             Fund         Adjustments         Combined
                                                          ------------    ------------    -----------         ---------
INVESTMENT INCOME:
     Interest                                             $     15,284    $     30,275                       $    45,559
     Income from securities loaned, net                             16               -                                16
                                                          ------------    ------------                       -----------
                Total investment income                   $     15,300    $     30,275                       $    45,575
EXPENSES:
     Management fees                                      $      1,330    $      4,052    $      (880)(c)    $     4,502
     Transfer agent fees                                             -             211           (211)(c)              -
         Investor Class                                              1               -                                 1
         Class A                                                   486               -            137 (c)            623
         Class B                                                   230               -             31 (c)            261
         Class C                                                    86               -                                86
         Class R                                                     1               -                                 1
         Class Y                                                    (7)              -            116 (c)            109
     Shareholder servicing fees
         Class A                                                     -             114           (114)(c)              -
         Class B                                                     -              19            (19)(c)              -
         Class I                                                     -             874           (874)(c)              -
     Distribution fees
         Class A                                                   412                            114 (c)            526
         Class B                                                   593              57             19 (c)            669
         Class C                                                   285               -                               285
         Class R                                                     3               -                                 3
     Administrative expenses                                        54           1,396         (1,250)(c)            200
     Custodian fees                                                 23             175           (112)(c)             86
     Registration fees                                              92              15              -                107
     Professional fees                                              62             126           (126)(a)             62
     Printing                                                      (18)             52              -                 34
     Fees and expenses of nonaffiliated trustees                     4              25            (25)(a)              4
     Miscellaneous                                                   5              68                                73
                                                          ------------    ------------    -----------        -----------
             Total expenses                               $      3,642    $      7,184    $    (3,194)       $     7,632
             Less management fees waived by Advisor                (63)         (1,692)         1,650 (b)           (105)
             Less fees paid indirectly                              (4)              -                                (4)
                                                          ------------    ------------    -----------        -----------
             Net expenses                                 $      3,575    $      5,492    $    (1,544)       $     7,523
                                                          ------------    ------------    -----------        -----------
                Net investment Income                     $     11,725    $     24,783    $     1,544        $    38,052
                                                          ------------    ------------    -----------        -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
     Net realized gain (loss) on investments              $      7,541    $      1,050                       $     8,591
     Change in net unrealized gain on investments               (5,391)         24,654                            19,263
                                                          ------------    ------------    -----------        -----------
         Net gain on investments                          $      2,150    $     25,704                       $    27,854
                                                          ------------    ------------    -----------        -----------
         Net increase in net assets resulting
           from operations                                $     13,875    $     50,487    $     1,544        $    65,906
                                                          ============    ============    ===========        ===========

(a)  Reflects reduction in expenses due to elimination of duplicate services.
(b)  Expense limitation conformed to Pioneer Bond Fund's management contract.
(c) Reflects change in fee structure to conform to Pioneer Bond Fund's management, tranfer agent, custody and distribution plan agreements.

Pioneer Bond Fund

PRO FORMA NOTES TO COMBINING FINANCIAL STATEMENTS
12/31/04
(Unaudited)

1.   Description of the Fund

Pioneer Bond Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek current income consistent with preservation of capital.

The Trustees have authorized the issuance of six classes of shares of the Fund. The Fund offers six classes of shares - Class A, Class B, Class C, Investor Class, Class R, and Class Y shares. Class R shares were first publicly offered on April 1, 2003. Investor Class shares were first publicly offered on December 10, 2004. The Fund is not offering additional Investor Class shares except in connection with the reinvestment dividends on the Fund's Outstanding Investor Class shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that the level of transfer agent and distribution fees may differ among classes. Class A, Class B, Class C, and Class R shareowners have exclusive voting rights with respect to the distribution plan for each class. There is no distribution plan for Class Y shares and Investor Class shares.

2.   Basis of Combination

The accompanying pro forma combining financial statements, and related notes, are presented to show the effect of the proposed acquisition (the "acquisition") of AmSouth High Quality Bond Fund by the Fund, as if such acquisition had taken place as of January 1, 2004.

Under the terms of an Agreement and Plan of Reorganization (the "Reorganization") between these two Funds, the combination of the Fund and AmSouth High Quality Bond Fund will be treated as a tax-free business combination and accordingly will be accounted for by a method of accounting for tax-free mergers of investment companies. The acquisition will be accomplished by an acquisition of the net assets of AmSouth High Quality Bond Fund in exchange for shares of the Fund at their net asset values. The accompanying schedules of investments, statements of assets and liabilities and the related statements of operations of the Fund and AmSouth High Quality Bond Fund have been combined as of and for the most recent fiscal year ended December 31, 2004. Following the acquisition, the Fund will be the accounting survivor. All related acquisition costs will be borne by the Advisors.

These pro forma financial statements and related notes should be read in conjunction with the financial statements of the Fund and AmSouth High Quality Bond Fund included in their semi annual reports to shareowners dated December 31, 2004 and January 31, 2005, respectively. Adjustments have been made to expenses for Pioneer affiliate contractual rates and duplicate services that would not have been incurred if the merger took place on January 1, 2004.

3.   Security Valuation

Security transactions are recorded as of trade date. Securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which there are no other readily available valuation methods are valued at their fair values as determined by, or under the direction of the Board of Trustees. At December 31, 2004 there were no securities fair valued. Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Temporary cash investments are valued at amortized cost.

All discounts/premiums on debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and are included in interest income. Market discount and premium are accreted or amortized daily. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the underlying monthly paydowns. Interest income is recorded on the accrual basis.

4.   Capital Shares

The pro forma net asset value per share assumes the issuance of shares of the Fund that would have been issued at December 31, 2004, in connection with the proposed acquisition. The number of shares assumed to be issued is equal to the net asset value of shares of AmSouth High Quality Bond Fund, as of December 31, 2004, divided by the net asset value per share of the Fund's shares as of December 31, 2004. The pro forma number of shares outstanding, by class, for the combined Fund consists of the following at December 31, 2004:

-------------------------------------------------------------------------------------------------------------
                                    Shares of              Additional Shares          Total Outstanding
                                    The Fund                Assumed Issued                  Shares
      Class of Shares            Pre-Combination           In Reorganization           Post-Combination
-------------------------------------------------------------------------------------------------------------
Class A                      17,549                   5,177                        22,726
-------------------------------------------------------------------------------------------------------------
Class B                      5,820                    715                          6,535
-------------------------------------------------------------------------------------------------------------
Class C                      3,020                                                 3,020
-------------------------------------------------------------------------------------------------------------
Class R                      105                                                   105
-------------------------------------------------------------------------------------------------------------
Class Y                      1,164                    63,149                       64,313
-------------------------------------------------------------------------------------------------------------
Investor Class               975                                                   975
-------------------------------------------------------------------------------------------------------------

5.   Federal Income Taxes

    Each Fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code. After the acquisition, it will continue to be the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The identified cost of investments for these funds is substantially the same for both financial and federal income tax purposes. The cost of investments will remain unchanged for the combined Fund.

PIONEER BOND FUND
PRO FORMA
Schedule of Investments (a)
June 30, 2004
(Unaudited)

  Pioneer      AmSouth
    Bond     High Quality  Pro Forma
    Fund      Bond Fund     Combined
 Principal    Principal    Principal
   Amount       Amount       Amount
 ---------   ------------  ---------
                                       ASSET BACKED SECURITIES
                                       Diversified Financials
   1,976,000                 1,976,000 PF Export Receivable Master Trust, 6.436%, 6/1/15 (144A)
   1,425,328                 1,425,328 Power Receivables Finance, 6.29%, 1/1/12 (144A)
                5,000,000    5,000,000 Sears Credit Account Master Trust, 6.75%, 09/16/09
                                       Total Diversified Financials

                                       Real Estate
                                       Real Estate Investment Trusts
   2,175,000                 2,175,000 Global Signal Trust, 5.395%, 1/15/34 (144A)
                                       Total Real Estate

                                       Utilities
                                       Electric Utilities
   1,800,000                 1,800,000 Empresa Electric Guacolda, 8.625%, 4/30/13
                                       Total Utilities
                                       TOTAL ASSET BACKED SECURITIES


                                       COLLATERIZED MORTGAGE
                                         OBLIGATIONS
                                       Insurance
                                       Life & Health Insurance
                5,000,000    5,000,000 Asif Global Financing, 3.85%, 11/26/07

                                       Multi-Line Insurance
   1,000,000                 1,000,000 National Realty Finance 1999-A2, 6.48%, 1/15/09
                                       Total Insurance
                                       TOTAL COLLATERIZED MORTGAGE
                                         OBLIGATIONS


                                       CORPORATE BONDS
                                       Energy
                                       Oil & Gas Exploration & Production
   1,000,000                 1,000,000 Cie Generale De Geophysique SA, 10.625%, 11/15/07
                1,000,000    1,000,000 Conoco, Inc., 6.35%, 04/15/09
                2,000,000    2,000,000 ConocoPhillips, 6.375%, 03/30/09
                4,000,000    4,000,000 Texaco Capital, Inc., 7.09%, 02/01/07

                                       Oil & Gas Refining Marketing & Transportation
   1,375,000                 1,375,000 Semco Energy Inc., 7.125%, 5/15/08
   1,750,000                 1,750,000 Magellan Midstream Partners, L.P., 6.45%, 6/1/14

                                       Total Energy

                                       Materials
                                       Aluminum
                4,000,000    4,000,000 Alcoa, Inc., 7.375%, 08/01/10

                                       Commodity Chemicals
   1,100,000                 1,100,000 Methanex Corp., 8.75%, 8/15/12
   1,500,000                 1,500,000 Nova Chemicals Ltd., 6.5%, 1/15/12

                                                                           Pioneer         AmSouth
                                                              % of          Bond         High Quality      Pro Forma
                                                            Pro Forma       Fund          Bond Fund        Combined
                                                             Combined      Market           Market          Market
                                                            Net Assets      Value           Value            Value
                                                            ----------     ------        ------------      ---------
ASSET BACKED SECURITIES                                         1.43%
Diversified Financials                                          0.98%
PF Export Receivable Master Trust, 6.436%, 6/1/15 (144A)              $     1,948,553 $                $     1,948,553
Power Receivables Finance, 6.29%, 1/1/12 (144A)                             1,451,369                        1,451,369
Sears Credit Account Master Trust, 6.75%, 09/16/09                                           5,237,450       5,237,450
                                                                      -------------------------------------------------
Total Diversified Financials                                          $     3,399,922 $      5,237,450 $     8,637,372
                                                                      -------------------------------------------------

Real Estate                                                     0.24%
Real Estate Investment Trusts                                   0.24%
Global Signal Trust, 5.395%, 1/15/34 (144A)                           $     2,089,888 $                $     2,089,888
                                                                      -------------------------------------------------
Total Real Estate                                                     $     2,089,888 $                $     2,089,888
                                                                      -------------------------------------------------

Utilities                                                       0.21%
Electric Utilities                                              0.21%
Empresa Electric Guacolda, 8.625%, 4/30/13                            $     1,867,894 $                $     1,867,894
                                                                      -------------------------------------------------
Total Utilities                                                       $     1,867,894 $                $     1,867,894
                                                                      -------------------------------------------------
TOTAL ASSET BACKED SECURITIES                                         $     7,357,704 $      5,237,450 $    12,595,154
                                                                      -------------------------------------------------


COLLATERIZED MORTGAGE                                           0.69%
  OBLIGATIONS
Insurance                                                       0.69%
Life & Health Insurance                                         0.57%
Asif Global Financing, 3.85%, 11/26/07                                $               $      5,024,710 $     5,024,710
                                                                      -------------------------------------------------

Multi-Line Insurance                                            0.12%
National Realty Finance 1999-A2, 6.48%, 1/15/09                       $     1,079,942 $                $     1,079,942
                                                                      -------------------------------------------------
Total Insurance                                                       $     1,079,942 $      5,024,710 $     6,104,652
                                                                      -------------------------------------------------
TOTAL COLLATERIZED MORTGAGE                                           $     1,079,942 $      5,024,710 $     6,104,652
  OBLIGATIONS
                                                                      -------------------------------------------------


CORPORATE BONDS                                                48.80%
Energy                                                          1.34%
Oil & Gas Exploration & Production                              0.99%
Cie Generale De Geophysique SA, 10.625%, 11/15/07                     $     1,065,000 $                $     1,065,000
Conoco, Inc., 6.35%, 04/15/09                                                                1,087,787       1,087,787
ConocoPhillips, 6.375%, 03/30/09                                                             2,172,500       2,172,500
Texaco Capital, Inc., 7.09%, 02/01/07                                                        4,365,000       4,365,000
                                                                      -------------------------------------------------
                                                                      $     1,065,000 $      7,625,287 $     8,690,287
                                                                      -------------------------------------------------
Oil & Gas Refining Marketing & Transportation                   0.36%
Semco Energy Inc., 7.125%, 5/15/08                                    $     1,409,375 $                $     1,409,375
Magellan Midstream Partners, L.P., 6.45%, 6/1/14                            1,757,861                        1,757,861
                                                                      -------------------------------------------------
                                                                      $     3,167,236 $                $     3,167,236
                                                                      -------------------------------------------------
Total Energy                                                          $     4,232,236 $      7,625,287 $    11,857,523
                                                                      -------------------------------------------------

Materials                                                       3.34%
Aluminum                                                        0.52%
Alcoa, Inc., 7.375%, 08/01/10                                         $               $      4,546,760 $     4,546,760
                                                                      -------------------------------------------------

Commodity Chemicals                                             0.31%
Methanex Corp., 8.75%, 8/15/12                                        $     1,237,500 $                $     1,237,500
Nova Chemicals Ltd., 6.5%, 1/15/12                                          1,477,500                        1,477,500
                                                                      -------------------------------------------------
                                                                      $     2,715,000 $                $     2,715,000
                                                                      -------------------------------------------------

  Pioneer      AmSouth
    Bond     High Quality  Pro Forma
    Fund      Bond Fund     Combined
 Principal    Principal    Principal
   Amount       Amount       Amount
 ---------   ------------  ---------
                                       Construction Materials
                2,000,000    2,000,000 Vulcan Materials Co., 6.00%, 04/01/09

                                       Diversified Chemicals
   1,000,000                 1,000,000 Huntsman ICI Chemicals, 10.125%, 7/1/09
                2,500,000    2,500,000 PPG Industries, Inc., 7.05%, 08/15/09

                                       Diversified Metals & Mining
   2,575,000                 2,575,000 Kennametal Inc., 7.2%, 6/15/12

                                       Metal & Glass Containers
   1,000,000                 1,000,000 Ball Corp., 6.875%, 12/15/12
   2,000,000                 2,000,000 Greif Brothers Corp., 8.875%, 8/1/12

                                       Paper Packaging
   1,125,000                 1,125,000 Abitibi-Consolidated, Inc., 6.95%, 12/15/06
     800,000                   800,000 Stone Container Corp., 9.75%, 2/1/11

                                       Paper Products
   1,300,000                 1,300,000 Bowater Canada Finance, 7.95%, 11/15/11

                                       Specialty Chemicals
     500,000                   500,000 Ferro Corp., 7.125%, 4/1/28
   2,000,000                 2,000,000 Ferro Corp., 9.125%, 1/1/09
   1,750,000                 1,750,000 OM Group Inc., 9.25%, 12/15/11

                                       Steel
   1,400,000                 1,400,000 Ispat Inland ULC, 9.75%, 4/1/14 (144A)
   1,000,000                 1,000,000 International Steel Group, 6.5%, 4/15/14 (144A)

                                       Total Materials

                                       Capital Goods
                                       Aerospace & Defense
   1,500,000                 1,500,000 L-3 Communication Corp., 7.625%, 6/15/12
     500,000                   500,000 L-3 Communications Corp., 6.125%, 7/15/13
                2,145,000    2,145,000 McDonnell Douglas Corp., 6.875%, 11/01/06
     850,000                   850,000 Precision Castparts Corp., 5.6%, 12/15/13
                5,000,000    5,000,000 United Technologies Corp., 7.125%, 11/15/10

                                       Building Products
   1,500,000                 1,500,000 NCI Building Systems, Inc., 9.25%, 5/1/09
                  787,000      787,000 Smith Enron, 5.97%, 12/15/06

                                       Construction & Farm Machinery & Heavy Trucks
                2,100,000    2,100,000 Caterpillar Financial Services Corp., 2.50%, 10/03/06

                                       Electrical Component & Equipment
                1,500,000    1,500,000 Emerson Electric, 6.30%, 11/01/05
               12,000,000   12,000,000 General Electric Co., 5.00%, 02/01/13
   1,000,000                 1,000,000 MSW Energy Holdings, 7.375%, 9/1/10 (144A)
                3,456,000    3,456,000 Rockwell International Corp., 6.625%, 06/01/05
   2,750,000                 2,750,000 Thomas & Betts Corp., 7.25%, 6/1/13

                                       Industrial Machinery
                2,300,000    2,300,000 Caterpillar, Inc., 3.1%, 05/15/07
                1,000,000    1,000,000 Caterpillar, Inc., 6.55%, 05/01/11
                2,000,000    2,000,000 Honeywell, Inc., 7.00%, 03/15/07
   1,950,000                 1,950,000 JLG Industries Inc., 8.375%, 6/15/12
     800,000                   800,000 The Manitowoc Co., Inc., 10.5%, 8/1/12

                                                                           Pioneer         AmSouth
                                                              % of          Bond         High Quality      Pro Forma
                                                            Pro Forma       Fund          Bond Fund        Combined
                                                             Combined      Market           Market          Market
                                                            Net Assets      Value           Value            Value
                                                            ----------     ------        ------------      ---------
Construction Materials                                          0.24%
Vulcan Materials Co., 6.00%, 04/01/09                                 $               $      2,144,350 $     2,144,350
                                                                      -------------------------------------------------

Diversified Chemicals                                           0.43%
Huntsman ICI Chemicals, 10.125%, 7/1/09                               $     1,020,000 $                $     1,020,000
PPG Industries, Inc., 7.05%, 08/15/09                                                        2,796,875       2,796,875
                                                                      -------------------------------------------------
                                                                      $     1,020,000 $      2,796,875 $     3,816,875
                                                                      -------------------------------------------------
Diversified Metals & Mining                                     0.31%
Kennametal Inc., 7.2%, 6/15/12                                        $     2,723,369 $                $     2,723,369
                                                                      -------------------------------------------------

Metal & Glass Containers                                        0.36%
Ball Corp., 6.875%, 12/15/12                                          $     1,015,000 $                $     1,015,000
Greif Brothers Corp., 8.875%, 8/1/12                                        2,152,500                        2,152,500
                                                                      -------------------------------------------------
                                                                      $     3,167,500 $                $     3,167,500
                                                                      -------------------------------------------------
Paper Packaging                                                 0.23%
Abitibi-Consolidated, Inc., 6.95%, 12/15/06                           $     1,152,980 $                $     1,152,980
Stone Container Corp., 9.75%, 2/1/11                                          880,000                          880,000
                                                                      -------------------------------------------------
                                                                      $     2,032,980 $                $     2,032,980
                                                                      -------------------------------------------------
Paper Products                                                  0.15%
Bowater Canada Finance, 7.95%, 11/15/11                               $     1,342,870 $                $     1,342,870
                                                                      -------------------------------------------------

Specialty Chemicals                                             0.52%
Ferro Corp., 7.125%, 4/1/28                                           $       503,639 $                $       503,639
Ferro Corp., 9.125%, 1/1/09                                                 2,296,724                        2,296,724
OM Group Inc., 9.25%, 12/15/11                                              1,793,750                        1,793,750
                                                                      -------------------------------------------------
                                                                      $     4,594,113 $                $     4,594,113
                                                                      -------------------------------------------------
Steel                                                           0.27%
Ispat Inland ULC, 9.75%, 4/1/14 (144A)                                $     1,442,000 $                $     1,442,000
International Steel Group, 6.5%, 4/15/14 (144A)                               937,500                          937,500
                                                                      -------------------------------------------------
                                                                      $     2,379,500 $                $     2,379,500
                                                                      -------------------------------------------------
Total Materials                                                       $    19,975,332 $      9,487,985 $    29,463,317
                                                                      -------------------------------------------------

Capital Goods                                                   5.37%
Aerospace & Defense                                             1.23%
L-3 Communication Corp., 7.625%, 6/15/12                              $     1,582,500 $                $     1,582,500
L-3 Communications Corp., 6.125%, 7/15/13                                     482,500                          482,500
McDonnell Douglas Corp., 6.875%, 11/01/06                                                    2,297,831       2,297,831
Precision Castparts Corp., 5.6%, 12/15/13                                     827,513                          827,513
United Technologies Corp., 7.125%, 11/15/10                                                  5,671,725       5,671,725
                                                                      -------------------------------------------------
                                                                      $     2,892,513 $      7,969,556 $    10,862,069
                                                                      -------------------------------------------------
Building Products                                               0.27%
NCI Building Systems, Inc., 9.25%, 5/1/09                             $     1,575,000 $                $     1,575,000
Smith Enron, 5.97%, 12/15/06                                                                   790,741         790,741
                                                                      -------------------------------------------------
                                                                      $     1,575,000 $        790,741 $     2,365,741
                                                                      -------------------------------------------------
Construction & Farm Machinery & Heavy Trucks                    0.23%
Caterpillar Financial Services Corp., 2.50%, 10/03/06                 $               $      2,064,428 $     2,064,428
                                                                      -------------------------------------------------

Electrical Component & Equipment                                2.37%
Emerson Electric, 6.30%, 11/01/05                                     $               $      1,569,375 $     1,569,375
General Electric Co., 5.00%, 02/01/13                                                       11,830,416      11,830,416
MSW Energy Holdings, 7.375%, 9/1/10 (144A)                                    995,000                          995,000
Rockwell International Corp., 6.625%, 06/01/05                                               3,568,320       3,568,320
Thomas & Betts Corp., 7.25%, 6/1/13                                         2,912,852                        2,912,852
                                                                      -------------------------------------------------
                                                                      $     3,907,852 $     16,968,111 $    20,875,963
                                                                      -------------------------------------------------
Industrial Machinery                                            1.27%
Caterpillar, Inc., 3.1%, 05/15/07                                     $               $      2,272,883 $     2,272,883
Caterpillar, Inc., 6.55%, 05/01/11                                                           1,108,750       1,108,750
Honeywell, Inc., 7.00%, 03/15/07                                                             2,176,102       2,176,102
JLG Industries Inc., 8.375%, 6/15/12                                        1,984,125                        1,984,125
The Manitowoc Co., Inc., 10.5%, 8/1/12                                        916,000                          916,000

  Pioneer      AmSouth
    Bond     High Quality  Pro Forma
    Fund      Bond Fund     Combined
 Principal    Principal    Principal
   Amount       Amount       Amount
 ---------   ------------  ---------
   2,775,000                 2,775,000 Timken Co., 5.75%, 2/15/10

                                       Total Capital Goods

                                       Transportation
                                       Airlines
   1,548,465                 1,548,465 Southwest Airlines Co., 7.67%, 1/2/14
                                       Total Transportation

                                       Automobiles & Components
                                       Auto Parts & Equipment
     150,000                   150,000 Lear Corp., 7.96%, 5/15/05 (144A)

                                       Automobile Manufacturers
                2,000,000    2,000,000 General Motors Acceptance Corp., 6.15%, 04/07/07
                3,000,000    3,000,000 General Motors Acceptance Corp., 7.50%, 07/15/05
     500,000                   500,000 General Motors Capital Corp., 7.5%, 7/15/05
   1,500,000                 1,500,000 Hertz Corp., 6.25%, 3/15/09
     360,000                   360,000 Hertz Corp., 7.4%, 3/1/11
   2,000,000                 2,000,000 Hyundai Motor Co Ltd., 5.3%, 12/19/08

                                       Total Automobiles & Components

                                       Hotels Restaurants & Leisure
   1,885,000                 1,885,000 Hilton Hotels, 7.625%, 12/1/12
   1,200,000                 1,200,000 John Q Hamons Hotels, 8.875%, 5/15/12
                                       Total Hotels Restaurants & Leisure

                                       Consumer Services
                                       Restaurants
                5,500,000    5,500,000 McDonald's Corp., 5.35%, 09/15/08
                2,000,000    2,000,000 McDonald's Corp., 5.375%, 04/30/07
                  700,000      700,000 McDonald's Corp., 6.00%, 04/15/11
                                       Total Consumer Services

                                       Media
                                       Broadcasting & Cable Tv
   2,500,000                 2,500,000 Rogers Cable Inc., 7.875%, 5/1/12

                                       Movies & Entertainment
   1,250,000                 1,250,000 AOL Time Warner, Inc., 6.875%, 5/1/12

                                       Publishing
                2,800,000    2,800,000 New York Times Co., 4.625%, 06/25/07
                2,000,000    2,000,000 New York Times Co., 7.625%, 03/15/05
   1,550,000                 1,550,000 News America Holdings, 8.5%, 2/23/25

                                       Total Media

                                       Retailing
                                       Apparel Retail
                3,500,000    3,500,000 Nike, Inc., 5.50%, 08/15/06

                                       Department Stores
     850,000                   850,000 J.C. Penney Co. Inc., 7.125%, 11/15/23
     893,000                   893,000 J.C. Penney Co. Inc., 9.75%, 6/15/21
                1,000,000    1,000,000 May Department Stores Co., 7.15%, 08/15/04
                1,000,000    1,000,000 May Department Stores Co., 7.90%, 10/15/07

                                       General Merchandise Stores
                3,500,000    3,500,000 Target Corp., 5.875%, 03/01/12

                                                                           Pioneer         AmSouth
                                                              % of          Bond         High Quality      Pro Forma
                                                            Pro Forma       Fund          Bond Fund        Combined
                                                             Combined      Market           Market          Market
                                                            Net Assets      Value           Value            Value
                                                            ----------     ------        ------------      ---------
Timken Co., 5.75%, 2/15/10                                                  2,780,816                        2,780,816
                                                                      -------------------------------------------------
                                                                      $     5,680,941 $      5,557,735 $    11,238,676
                                                                      -------------------------------------------------
Total Capital Goods                                                   $    14,056,306 $     33,350,572 $    47,406,878
                                                                      -------------------------------------------------

Transportation                                                  0.20%
Airlines                                                        0.20%
Southwest Airlines Co., 7.67%, 1/2/14                                 $     1,724,293 $                $     1,724,293
                                                                      -------------------------------------------------
Total Transportation                                                  $     1,724,293 $                $     1,724,293
                                                                      -------------------------------------------------

Automobiles & Components                                        1.11%
Auto Parts & Equipment                                          0.02%
Lear Corp., 7.96%, 5/15/05 (144A)                                     $       156,408 $                $       156,408
                                                                      -------------------------------------------------

Automobile Manufacturers                                        1.09%
General Motors Acceptance Corp., 6.15%, 04/07/07                      $               $      2,090,000 $     2,090,000
General Motors Acceptance Corp., 7.50%, 07/15/05                                             3,135,000       3,135,000
General Motors Capital Corp., 7.5%, 7/15/05                                   522,308                          522,308
Hertz Corp., 6.25%, 3/15/09                                                 1,528,455                        1,528,455
Hertz Corp., 7.4%, 3/1/11                                                     377,956                          377,956
Hyundai Motor Co Ltd., 5.3%, 12/19/08                                       1,968,170                        1,968,170
                                                                      -------------------------------------------------
                                                                      $     4,396,889 $      5,225,000 $     9,621,889
                                                                      -------------------------------------------------
Total Automobiles & Components                                        $     4,553,297 $      5,225,000 $     9,778,297
                                                                      -------------------------------------------------

Hotels Restaurants & Leisure                                    0.38%
Hilton Hotels, 7.625%, 12/1/12                                        $     2,026,375 $                $     2,026,375
John Q Hamons Hotels, 8.875%, 5/15/12                                       1,302,000                        1,302,000
                                                                      -------------------------------------------------
Total Hotels Restaurants & Leisure                                    $     3,328,375 $                $     3,328,375
                                                                      -------------------------------------------------

Consumer Services                                               0.98%
Restaurants                                                     0.98%
McDonald's Corp., 5.35%, 09/15/08                                     $               $      5,775,000 $     5,775,000
McDonald's Corp., 5.375%, 04/30/07                                                           2,095,420       2,095,420
McDonald's Corp., 6.00%, 04/15/11                                                              744,625         744,625
                                                                      -------------------------------------------------
Total Consumer Services                                               $               $      8,615,045 $     8,615,045
                                                                      -------------------------------------------------

Media                                                           1.23%
Broadcasting & Cable Tv                                         0.30%
Rogers Cable Inc., 7.875%, 5/1/12                                     $     2,635,168 $                $     2,635,168
                                                                      -------------------------------------------------

Movies & Entertainment                                          0.15%
AOL Time Warner, Inc., 6.875%, 5/1/12                                 $     1,350,741 $                $     1,350,741
                                                                      -------------------------------------------------

Publishing                                                      0.78%
New York Times Co., 4.625%, 06/25/07                                  $               $      2,901,069 $     2,901,069
New York Times Co., 7.625%, 03/15/05                                                         2,077,500       2,077,500
News America Holdings, 8.5%, 2/23/25                                        1,866,392                        1,866,392
                                                                      -------------------------------------------------
                                                                      $     1,866,392 $      4,978,569 $     6,844,961
                                                                      -------------------------------------------------
Total Media                                                           $     5,852,301 $      4,978,569 $    10,830,870
                                                                      -------------------------------------------------

Retailing                                                       1.78%
Apparel Retail                                                  0.42%
Nike, Inc., 5.50%, 08/15/06                                           $               $      3,683,985 $     3,683,985
                                                                      -------------------------------------------------

Department Stores                                               0.44%
J.C. Penney Co. Inc., 7.125%, 11/15/23                                $       871,250 $                $       871,250
J.C. Penney Co. Inc., 9.75%, 6/15/21                                          919,790                          919,790
May Department Stores Co., 7.15%, 08/15/04                                                   1,005,000       1,005,000
May Department Stores Co., 7.90%, 10/15/07                                                   1,110,290       1,110,290
                                                                      -------------------------------------------------
                                                                      $     1,791,040 $      2,115,290 $     3,906,330
                                                                      -------------------------------------------------
General Merchandise Stores                                      0.65%
Target Corp., 5.875%, 03/01/12                                        $               $      3,705,625 $     3,705,625

  Pioneer      AmSouth
    Bond     High Quality  Pro Forma
    Fund      Bond Fund     Combined
 Principal    Principal    Principal
   Amount       Amount       Amount
 ---------   ------------  ---------
                2,000,000    2,000,000 Target Corp., 7.50%, 02/15/05


                                       Specialty Stores
     580,000                   580,000 Toys R Us 7.375%, 10/15/18
   1,825,000                 1,825,000 Toys R Us, 7.875%, 4/15/13

                                       Total Retailing

                                       Food & Staples Retailing
                                       Food Distributors
                2,500,000    2,500,000 Sysco Corp., 4.75%, 07/30/05

                                       Hypermarkets & Supercenters
   1,000,000                 1,000,000 Wal-Mart Stores, Inc., 8.62%, 1/1/10
                4,500,000    4,500,000 Wal-Mart Stores, Inc., 5.45%, 08/01/06

                                       Total Food & Staples Retailing

                                       Food Beverage & Tobacco
                                       Packaged Foods & Meats
                7,000,000    7,000,000 Hormel Foods Corp., 6.625%, 06/01/11
                5,625,000    5,625,000 Sara Lee Corp., 6.15%, 06/19/08
                5,000,000    5,000,000 Unilever Capital Corp., 7.125%, 11/01/10

                                       Soft Drinks
                5,500,000    5,500,000 Bottling Group LLC, 2.45%, 10/16/06
                4,000,000    4,000,000 Coca-Cola Co., 5.75%, 03/15/11

                                       Tobacco
   1,975,000                 1,975,000 Altria Group Inc., 7.0%, 11/4/13
                                       Total Food Beverage & Tobacco

                                       Household & Personal Products
                                       Household Products
                  500,000      500,000 Clorox Co., 6.125%, 02/01/11
                4,400,000    4,400,000 Colgate-Palmolive Co., 5.34%, 03/27/06

                                       Personal Products
                1,700,000    1,700,000 Kimberly-Clark Corp., 7.10%, 08/01/07
                                       Total Household & Personal Products

                                       Health Care Equipment & Services
                                       Health Care Facilities
   2,660,000                 2,660,000 HCA, Inc., 6.3%, 10/1/12

                                       Health Care Supplies
   1,874,000                 1,874,000 Bausch & Lomb, 7.125%, 8/1/28
                                       Total Health Care Equipment & Services

                                       Pharmaceuticals & Biotechnology
                                       Pharmaceuticals
                4,000,000    4,000,000 Abbott Laboratories, 5.63%, 07/01/06
                6,000,000    6,000,000 Eli Lilly & Co., 5.50%, 07/15/06
                1,000,000    1,000,000 GlaxoSmithKline Capital PLC, 2.375%, 04/16/07
                3,900,000    3,900,000 Pfizer, Inc., 5.625%, 02/01/06
                2,600,000    2,600,000 Pharmacia Corp., 5.75%, 12/01/05

                                       Total Pharmaceuticals & Biotechnology

                                                                           Pioneer         AmSouth
                                                              % of          Bond         High Quality      Pro Forma
                                                            Pro Forma       Fund          Bond Fund        Combined
                                                             Combined      Market           Market          Market
                                                            Net Assets      Value           Value            Value
                                                            ----------     ------        ------------      ---------
Target Corp., 7.50%, 02/15/05                                                                2,062,500       2,062,500
                                                                      -------------------------------------------------
                                                                      $               $      5,768,125 $     5,768,125
                                                                      -------------------------------------------------

Specialty Stores                                                0.27%
Toys R Us 7.375%, 10/15/18                                            $       535,775 $                $       535,775
Toys R Us, 7.875%, 4/15/13                                                  1,831,844                        1,831,844
                                                                      -------------------------------------------------
                                                                      $     2,367,619 $                $     2,367,619
                                                                      -------------------------------------------------
Total Retailing                                                       $     4,158,659 $     11,567,400 $    15,726,059
                                                                      -------------------------------------------------

Food & Staples Retailing                                        0.95%
Food Distributors                                               0.29%
Sysco Corp., 4.75%, 07/30/05                                          $               $      2,550,000 $     2,550,000
                                                                      -------------------------------------------------

Hypermarkets & Supercenters                                     0.66%
Wal-Mart Stores, Inc., 8.62%, 1/1/10                                  $     1,088,590 $                $     1,088,590
Wal-Mart Stores, Inc., 5.45%, 08/01/06                                                       4,712,463       4,712,463
                                                                      -------------------------------------------------
                                                                      $     1,088,590 $      4,712,463 $     5,801,053
                                                                      -------------------------------------------------
Total Food & Staples Retailing                                        $     1,088,590 $      7,262,463 $     8,351,053
                                                                      -------------------------------------------------

Food Beverage & Tobacco                                         3.53%
Packaged Foods & Meats                                          2.21%
Hormel Foods Corp., 6.625%, 06/01/11                                  $               $      7,796,250 $     7,796,250
Sara Lee Corp., 6.15%, 06/19/08                                                              6,005,728       6,005,728
Unilever Capital Corp., 7.125%, 11/01/10                                                     5,663,725       5,663,725
                                                                      -------------------------------------------------
                                                                      $               $     19,465,703 $    19,465,703
                                                                      -------------------------------------------------
Soft Drinks                                                     1.10%
Bottling Group LLC, 2.45%, 10/16/06                                   $               $      5,418,919 $     5,418,919
Coca-Cola Co., 5.75%, 03/15/11                                                               4,255,000       4,255,000
                                                                      -------------------------------------------------
                                                                      $               $      9,673,919 $     9,673,919
                                                                      -------------------------------------------------
Tobacco                                                         0.23%
Altria Group Inc., 7.0%, 11/4/13                                      $     2,011,188 $                $     2,011,188
                                                                      -------------------------------------------------
Total Food Beverage & Tobacco                                         $     2,011,188 $     29,139,622 $    31,150,810
                                                                      -------------------------------------------------

Household & Personal Products                                   0.79%
Household Products                                              0.58%
Clorox Co., 6.125%, 02/01/11                                          $               $        539,538 $       539,538
Colgate-Palmolive Co., 5.34%, 03/27/06                                                       4,587,000       4,587,000
                                                                      -------------------------------------------------
                                                                      $               $      5,126,538 $     5,126,538
                                                                      -------------------------------------------------
Personal Products                                               0.21%
Kimberly-Clark Corp., 7.10%, 08/01/07                                 $               $      1,882,750 $     1,882,750
                                                                      -------------------------------------------------
Total Household & Personal Products                                   $               $      7,009,288 $     7,009,288
                                                                      -------------------------------------------------

Health Care Equipment & Services                                0.51%
Health Care Facilities                                          0.30%
HCA, Inc., 6.3%, 10/1/12                                              $     2,661,365 $                $     2,661,365
                                                                      -------------------------------------------------

Health Care Supplies                                            0.21%
Bausch & Lomb, 7.125%, 8/1/28                                         $     1,876,219 $                $     1,876,219
                                                                      -------------------------------------------------
Total Health Care Equipment & Services                                $     4,537,584 $                $     4,537,584
                                                                      -------------------------------------------------

Pharmaceuticals & Biotechnology                                 2.07%
Pharmaceuticals                                                 2.07%
Abbott Laboratories, 5.63%, 07/01/06                                  $               $      4,200,000 $     4,200,000
Eli Lilly & Co., 5.50%, 07/15/06                                                             6,300,000       6,300,000
GlaxoSmithKline Capital PLC, 2.375%, 04/16/07                                                  973,010         973,010
Pfizer, Inc., 5.625%, 02/01/06                                                               4,070,625       4,070,625
Pharmacia Corp., 5.75%, 12/01/05                                                             2,710,500       2,710,500
                                                                      -------------------------------------------------
Total Pharmaceuticals & Biotechnology                                 $               $     18,254,135 $    18,254,135
                                                                      -------------------------------------------------

  Pioneer      AmSouth
    Bond     High Quality  Pro Forma
    Fund      Bond Fund     Combined
 Principal    Principal    Principal
   Amount       Amount       Amount
 ---------   ------------  ---------

                                       Banks
                                       Regional Banks
                1,100,000    1,100,000 Bank of America Corp., 7.75%, 08/15/15
                1,000,000    1,000,000 Bank One Texas NA, 6.25%, 02/15/08
                3,157,000    3,157,000 Bank One Texas NA, 7.00%, 07/15/05
                4,500,000    4,500,000 Branch Banking & Trust, 4.875%, 01/15/13
                1,000,000    1,000,000 Fifth Third Bank, 2.70%, 01/30/07
                4,000,000    4,000,000 Fifth Third Bank, 6.75%, 07/15/05
                2,100,000    2,100,000 FleetBoston Financial Corp., 4.875%, 12/01/06
   1,250,000                 1,250,000 Hudson United Bank, 7.0%, 5/15/12
                5,500,000    5,500,000 SunTrust Banks, Inc., 6.375%, 04/01/11
                3,159,000    3,159,000 SunTrust Banks, Inc., 7.375%, 07/01/06
                2,000,000    2,000,000 U.S. Bank NA, 3.75%, 02/06/09
                1,875,000    1,875,000 Wachovia Corp., 6.605%, 10/01/25
                5,000,000    5,000,000 Wachovia Corp., 6.875%, 09/15/05

                                       Thrifts & Mortgage Finance
                2,125,000    2,125,000 Countrywide Home Loan, 6.84%, 10/22/04
   1,900,000                 1,900,000 Sovereign Bank, 5.125%, 3/15/13

                                       Total Banks

                                       Diversified Financials
                                       Asset Management & Custody Banks
                2,000,000    2,000,000 Mellon Funding Corp., 6.40%, 05/14/11
                6,000,000    6,000,000 Northern Trust Co., 7.10%, 08/01/09
                5,000,000    5,000,000 State Street Corp., 7.65%, 06/15/10

                                       Consumer Finance
                6,251,000    6,251,000 Boeing Capital Corp., 7.375%, 09/27/10
                3,000,000    3,000,000 CitiFinancial Credit Co., 6.50%, 08/01/04
                3,485,000    3,485,000 Ford Motor Credit Co., 6.25%, 12/08/05
                5,000,000    5,000,000 HSBC Finance Corp., 6.50%, 01/24/06
                3,100,000    3,100,000 National Rural Utilities Corp., 6.375%, 10/15/04
                5,000,000    5,000,000 Toyota Motor Credit Corp., 5.65%, 01/15/07

                                       Investment Banking & Brokerage
                2,800,000    2,800,000 Bear Stearns Cos., Inc., 4.00%, 01/31/08
                2,910,000    2,910,000 Bear Stearns Cos., Inc., 6.625%, 10/01/04
     950,000                   950,000 E*Trade Financial Corp., 8.0%, 6/15/11 (144A)
                6,000,000    6,000,000 Lehman Brothers Holdings, Inc., 3.50%, 08/07/08

                                       Other Diversified Finance Services
   2,450,000                 2,450,000 Brascan Corp., 5.75%, 3/1/10
   2,250,000                 2,250,000 Glencore Funding LLC, 6.0%, 4/15/14 (144A)
                3,856,000    3,856,000 J.P. Morgan & Co., 7.625%, 09/15/04
                3,500,000    3,500,000 Morgan Stanley, 6.50%, 11/01/05
                2,000,000    2,000,000 Wells Fargo Financial, Inc., 6.625%, 07/15/04

                                       Specialized Finance
   2,100,000                 2,100,000 GATX Financial Corp., 8.875%, 6/1/09
                6,000,000    6,000,000 Prudential Funding LLC, 6.60%, 05/15/08

                                       Total Diversified Financials

                                       Insurance
                                       Insurance Brokers
                1,500,000    1,500,000 Marsh & McLennan Cos., Inc., 5.375%, 06/15/07


                                       Life & Health Insurance
                5,000,000    5,000,000 John Hancock Financial Services, Inc.,
                                         5.625%, 12/01/08
                1,000,000    1,000,000 MetLife, Inc., 6.125%, 12/01/11
   1,500,000                 1,500,000 Presidential Life Corp., 7.875%, 2/15/09

                                                                           Pioneer         AmSouth
                                                              % of          Bond         High Quality      Pro Forma
                                                            Pro Forma       Fund          Bond Fund        Combined
                                                             Combined      Market           Market          Market
                                                            Net Assets      Value           Value            Value
                                                            ----------     ------        ------------      ---------
Banks                                                           4.68%
Regional Banks                                                  4.23%
Bank of America Corp., 7.75%, 08/15/15                                $               $      1,277,375 $     1,277,375
Bank One Texas NA, 6.25%, 02/15/08                                                           1,073,312       1,073,312
Bank One Texas NA, 7.00%, 07/15/05                                                           3,299,065       3,299,065
Branch Banking & Trust, 4.875%, 01/15/13                                                     4,361,553       4,361,553
Fifth Third Bank, 2.70%, 01/30/07                                                              986,409         986,409
Fifth Third Bank, 6.75%, 07/15/05                                                            4,165,000       4,165,000
FleetBoston Financial Corp., 4.875%, 12/01/06                                                2,173,500       2,173,500
Hudson United Bank, 7.0%, 5/15/12                                           1,361,910                        1,361,910
SunTrust Banks, Inc., 6.375%, 04/01/11                                                       5,968,001       5,968,001
SunTrust Banks, Inc., 7.375%, 07/01/06                                                       3,414,907       3,414,907
U.S. Bank NA, 3.75%, 02/06/09                                                                1,960,612       1,960,612
Wachovia Corp., 6.605%, 10/01/25                                                             1,987,500       1,987,500
Wachovia Corp., 6.875%, 09/15/05                                                             5,256,250       5,256,250
                                                                      -------------------------------------------------
                                                                      $     1,361,910 $     35,923,484 $    37,285,394
                                                                      -------------------------------------------------
Thrifts & Mortgage Finance                                      0.45%
Countrywide Home Loan, 6.84%, 10/22/04                                $               $      2,156,875 $     2,156,875
Sovereign Bank, 5.125%, 3/15/13                                             1,806,148                        1,806,148
                                                                      -------------------------------------------------
                                                                      $     1,806,148 $      2,156,875 $     3,963,023
                                                                      -------------------------------------------------
Total Banks                                                           $     3,168,058 $     38,080,359 $    41,248,417
                                                                      -------------------------------------------------

Diversified Financials                                          8.80%
Asset Management & Custody Banks                                1.67%
Mellon Funding Corp., 6.40%, 05/14/11                                 $               $      2,177,500 $     2,177,500
Northern Trust Co., 7.10%, 08/01/09                                                          6,704,292       6,704,292
State Street Corp., 7.65%, 06/15/10                                                          5,827,460       5,827,460
                                                                      -------------------------------------------------
                                                                      $               $     14,709,252 $    14,709,252
                                                                      -------------------------------------------------
Consumer Finance                                                3.10%
Boeing Capital Corp., 7.375%, 09/27/10                                $               $      7,077,182 $     7,077,182
CitiFinancial Credit Co., 6.50%, 08/01/04                                                    3,010,596       3,010,596
Ford Motor Credit Co., 6.25%, 12/08/05                                                       3,601,849       3,601,849
HSBC Finance Corp., 6.50%, 01/24/06                                                          5,272,225       5,272,225
National Rural Utilities Corp., 6.375%, 10/15/04                                             3,138,750       3,138,750
Toyota Motor Credit Corp., 5.65%, 01/15/07                                                   5,262,500       5,262,500
                                                                      -------------------------------------------------
                                                                      $               $     27,363,102 $    27,363,102
                                                                      -------------------------------------------------
Investment Banking & Brokerage                                  1.42%
Bear Stearns Cos., Inc., 4.00%, 01/31/08                              $               $      2,792,812 $     2,792,812
Bear Stearns Cos., Inc., 6.625%, 10/01/04                                                    2,946,375       2,946,375
E*Trade Financial Corp., 8.0%, 6/15/11 (144A)                                 945,250                          945,250
Lehman Brothers Holdings, Inc., 3.50%, 08/07/08                                              5,823,000       5,823,000
                                                                      -------------------------------------------------
                                                                      $       945,250 $     11,562,187 $    12,507,437
                                                                      -------------------------------------------------
Other Diversified Finance Services                              1.61%
Brascan Corp., 5.75%, 3/1/10                                          $     2,519,786 $                $     2,519,786
Glencore Funding LLC, 6.0%, 4/15/14 (144A)                                  2,086,965                        2,086,965
J.P. Morgan & Co., 7.625%, 09/15/04                                                          3,900,961       3,900,961
Morgan Stanley, 6.50%, 11/01/05                                                              3,683,750       3,683,750
Wells Fargo Financial, Inc., 6.625%, 07/15/04                                                2,002,500       2,002,500
                                                                      -------------------------------------------------
                                                                      $     4,606,751 $      9,587,211 $    14,193,962
                                                                      -------------------------------------------------
Specialized Finance                                             1.01%
GATX Financial Corp., 8.875%, 6/1/09                                  $     2,356,112 $                $     2,356,112
Prudential Funding LLC, 6.60%, 05/15/08                                                      6,547,500       6,547,500
                                                                      -------------------------------------------------
                                                                      $     2,356,112 $      6,547,500 $     8,903,612
                                                                      -------------------------------------------------
Total Diversified Financials                                          $     7,908,113 $     69,769,252 $    77,677,365
                                                                      -------------------------------------------------

Insurance                                                       4.20%
Insurance Brokers                                               0.18%
Marsh & McLennan Cos., Inc., 5.375%, 06/15/07                         $               $      1,572,473 $     1,572,473
                                                                      -------------------------------------------------

Life & Health Insurance                                         1.20%
John Hancock Financial Services, Inc.,                                $               $      5,262,500 $     5,262,500
  5.625%, 12/01/08
MetLife, Inc., 6.125%, 12/01/11                                                              1,075,000       1,075,000
Presidential Life Corp., 7.875%, 2/15/09                                    1,505,625                        1,505,625

  Pioneer      AmSouth
    Bond     High Quality  Pro Forma
    Fund      Bond Fund     Combined
 Principal    Principal    Principal
   Amount       Amount       Amount
 ---------   ------------  ---------
   2,850,000                 2,850,000 Provident Companies Inc., 7.0%, 7/15/18

                                       Multi-Line Insurance
   1,700,000                 1,700,000 Allmerica Financial Corp., 7.625%, 10/15/25
                3,000,000    3,000,000 Berkshire Hathaway, Inc., 3.375%, 10/15/08
   1,950,000                 1,950,000 Loews Corp., 5.25%, 3/15/16

                                       Property & Casualty Insurance
                1,000,000    1,000,000 Allstate Financial Global Fund, 7.125%, 09/26/05
   1,325,000                 1,325,000 Arch Capital Group Ltd., 7.35%, 5/1/34
                1,000,000    1,000,000 Chubb Corp., 6.00%, 11/15/11
                1,000,000    1,000,000 Chubb Corp., 6.15%, 08/15/05
   2,010,000                 2,010,000 Kingsway America Inc., 7.5%, 2/1/14
                9,125,000    9,125,000 St. Paul Cos., Inc., 5.75%, 03/15/07

                                       Reinsurance
   2,400,000                 2,400,000 Odyssey Re Holdings, 7.65%, 11/1/13
                                       Total Insurance

                                       Real Estate
                                       Real Estate Management & Development
   2,200,000                 2,200,000 Forest City Enterprises, 7.625%, 6/1/15

                                       Real Estate Investment Trusts
   1,100,000                 1,100,000 Colonial Reality LP, 6.15%, 4/15/13
     935,000                   935,000 Health Care REIT, Inc., 8.0%, 9/12/12
   1,450,000                 1,450,000 Hospitality Properties Trust, 6.75%, 2/15/13
     750,000                   750,000 Mack-Cali Realty Corp., 4.6%, 6/15/13
   1,250,000                 1,250,000 Meristar Hospitality Corp., 9.125%, 1/15/11

                                       Total Real Estate

                                       Software & Services
                                       Data Processing & Outsourced Services
                7,000,000    7,000,000 First Data Corp., 4.70%, 11/01/06
                                       Total Software & Services

                                       Technology Hardware & Equipment
                                       Communications Equipment
   2,320,000                 2,320,000 Corning Inc., 5.9%, 3/15/14

                                       Computer Hardware
                5,000,000    5,000,000 IBM Corp., 5.375%, 02/01/09
   2,000,000                 2,000,000 NCR Corp., 7.125%, 6/15/09

                                       Electronic Manufacturing Services
   3,000,000                 3,000,000 Jabil Circuit, Inc., 5.875%, 7/15/10

                                       Technology Distributors
   2,600,000                 2,600,000 Arrow Electronic Inc., 6.875%, 7/1/13
                                       Total Technology Hardware & Equipment

                                       Telecommunication Services
                                       Integrated Telecom Services
                3,500,000    3,500,000 BellSouth Telecommunications, Inc.,
                                         6.50%, 06/15/05
                1,500,000    1,500,000 GTE California, Inc., 6.70%, 09/01/09
                1,000,000    1,000,000 GTE California, Inc., 7.65%, 03/15/07
   2,600,000                 2,600,000 Intelsat Ltd. 6.5%, 11/1/13
                2,000,000    2,000,000 Southwestern Bell Telephone, 6.625%, 04/01/05
   2,000,000                 2,000,000 Telecom Italia S.p.A., 5.25%, 11/15/13 (144A)

                                                                           Pioneer         AmSouth
                                                              % of          Bond         High Quality      Pro Forma
                                                            Pro Forma       Fund          Bond Fund        Combined
                                                             Combined      Market           Market          Market
                                                            Net Assets      Value           Value            Value
                                                            ----------     ------        ------------       --------
Provident Companies Inc., 7.0%, 7/15/18                                     2,714,072                        2,714,072
                                                                      -------------------------------------------------
                                                                      $     4,219,697 $      6,337,500 $    10,557,197
                                                                      -------------------------------------------------
Multi-Line Insurance                                            0.72%
Allmerica Financial Corp., 7.625%, 10/15/25                           $     1,598,000 $                $     1,598,000
Berkshire Hathaway, Inc., 3.375%, 10/15/08                                                   2,916,699       2,916,699
Loews Corp., 5.25%, 3/15/16                                                 1,817,306                        1,817,306
                                                                      -------------------------------------------------
                                                                      $     3,415,306 $      2,916,699 $     6,332,005
                                                                      -------------------------------------------------
Property & Casualty Insurance                                   1.82%
Allstate Financial Global Fund, 7.125%, 09/26/05                      $               $      1,052,839 $     1,052,839
Arch Capital Group Ltd., 7.35%, 5/1/34                                      1,333,770                        1,333,770
Chubb Corp., 6.00%, 11/15/11                                                                 1,053,750       1,053,750
Chubb Corp., 6.15%, 08/15/05                                                                 1,036,250       1,036,250
Kingsway America Inc., 7.5%, 2/1/14                                         1,975,426                        1,975,426
St. Paul Cos., Inc., 5.75%, 03/15/07                                                         9,562,042       9,562,042
                                                                      -------------------------------------------------
                                                                      $     3,309,196 $     12,704,881 $    16,014,077
                                                                      -------------------------------------------------
Reinsurance                                                     0.29%
Odyssey Re Holdings, 7.65%, 11/1/13                                   $     2,579,921 $                $     2,579,921
                                                                      -------------------------------------------------
Total Insurance                                                       $    13,524,120 $     23,531,552 $    37,055,672
                                                                      -------------------------------------------------

Real Estate                                                     0.89%
Real Estate Management & Development                            0.25%
Forest City Enterprises, 7.625%, 6/1/15                               $     2,211,000 $                $     2,211,000
                                                                      -------------------------------------------------

Real Estate Investment Trusts                                   0.64%
Colonial Reality LP, 6.15%, 4/15/13                                   $     1,117,629 $                $     1,117,629
Health Care REIT, Inc., 8.0%, 9/12/12                                       1,050,033                        1,050,033
Hospitality Properties Trust, 6.75%, 2/15/13                                1,505,357                        1,505,357
Mack-Cali Realty Corp., 4.6%, 6/15/13                                         694,995                          694,995
Meristar Hospitality Corp., 9.125%, 1/15/11                                 1,262,500                        1,262,500
                                                                      -------------------------------------------------
                                                                      $     5,630,514 $                $     5,630,514
                                                                      -------------------------------------------------
Total Real Estate                                                     $     7,841,514 $                $     7,841,514
                                                                      -------------------------------------------------

Software & Services                                             0.82%
Data Processing & Outsourced Services                           0.82%
First Data Corp., 4.70%, 11/01/06                                     $               $      7,227,500 $     7,227,500
                                                                      -------------------------------------------------
Total Software & Services                                             $               $      7,227,500 $     7,227,500
                                                                      -------------------------------------------------

Technology Hardware & Equipment                                 1.75%
Communications Equipment                                        0.25%
Corning Inc., 5.9%, 3/15/14                                           $     2,169,200 $                $     2,169,200
                                                                      -------------------------------------------------

Computer Hardware                                               0.84%
IBM Corp., 5.375%, 02/01/09                                           $               $      5,231,250 $     5,231,250
NCR Corp., 7.125%, 6/15/09                                                  2,187,632                        2,187,632
                                                                      -------------------------------------------------
                                                                      $     2,187,632 $      5,231,250 $     7,418,882
                                                                      -------------------------------------------------
Electronic Manufacturing Services                               0.35%
Jabil Circuit, Inc., 5.875%, 7/15/10                                  $     3,098,988 $                $     3,098,988
                                                                      -------------------------------------------------

Technology Distributors                                         0.31%
Arrow Electronic Inc., 6.875%, 7/1/13                                 $     2,715,859 $                $     2,715,859
                                                                      -------------------------------------------------
Total Technology Hardware & Equipment                                 $    10,171,679 $      5,231,250 $    15,402,929
                                                                      -------------------------------------------------

Telecommunication Services                                      1.70%
Integrated Telecom Services                                     1.43%
BellSouth Telecommunications, Inc.,                                   $               $      3,631,250 $     3,631,250
  6.50%, 06/15/05
GTE California, Inc., 6.70%, 09/01/09                                                        1,627,500       1,627,500
GTE California, Inc., 7.65%, 03/15/07                                                        1,100,154       1,100,154
Intelsat Ltd. 6.5%, 11/1/13                                                 2,296,923                        2,296,923
Southwestern Bell Telephone, 6.625%, 04/01/05                                                2,060,000       2,060,000
Telecom Italia S.p.A., 5.25%, 11/15/13 (144A)                               1,935,692                        1,935,692
                                                                      -------------------------------------------------
                                                                      $     4,232,615 $      8,418,904 $    12,651,519
                                                                      -------------------------------------------------

  Pioneer      AmSouth
    Bond     High Quality  Pro Forma
    Fund      Bond Fund     Combined
 Principal    Principal    Principal
   Amount       Amount       Amount
 ---------   ------------  ---------
                                       Wireless Telecom Services
   2,000,000                 2,000,000 AT&T Wireless, 8.125%, 5/1/12
                                       Total Telecommunication Services

                                       Utilities
                                       Electric Utilities
                2,000,000    2,000,000 Alabama Power Co., 7.125%, 08/15/04
                1,700,000    1,700,000 Alabama Power Co., 7.125%, 10/01/07
                3,100,000    3,100,000 Baltimore Gas & Electric, 7.50%, 01/15/07
   1,871,500                 1,871,500 FLP Energy American Wind, 6.639%,
                                         6/20/23 (144A)
     614,900                   614,900 FPL Energy Wind Funding, 6.876%,
                                         6/27/17 (144A)
                3,000,000    3,000,000 Georgia Power Co., 4.00%, 01/15/11
                3,500,000    3,500,000 Wisconsin Electric Power, 6.625%, 11/15/06

                                       Multi-Utilities & Unregulated Power
   3,045,000                 3,045,000 Illinova Corp., 7.5%, 6/15/09
     750,000                   750,000 Reliant Energy, Inc., 9.5%, 7/15/13
     500,000                   500,000 Reliant Resources Inc., 9.25%, 7/15/10

                                       Total Utilities
                                       TOTAL CORPORATE BONDS

                                       U.S. GOVERNMENT AND AGENCY
                                         OBLIGATIONS
                5,000,000    5,000,000 Federal Home Loan Bank, 2.38% 08/15/06
                3,237,876    3,237,876 Federal Home Loan Mortgage Corp.,
                                         5.0% 11/01/18
   2,365,426   12,600,333   14,965,759 Federal Home Loan Mortgage Corp.,
                                         5.5%, 9/01/17 to 12/1/18
  20,658,502    7,761,569   28,420,071 Federal Home Loan Mortgage Corp.,
                                         6.0%, 1/1/33 to 5/1/34
               10,000,000   10,000,000 Federal Home Loan Mortgage Corp.,
                                         6.25% 03/05/12
   3,708,459                 3,708,459 Federal Home Loan Mortgage Corp.,
                                         6.5%, 7/1/32 to 11/1/33
               18,000,000   18,000,000 Federal Home Loan Mortgage Corp.,
                                         6.88% 01/15/05
      34,416                    34,416 Federal Home Loan Mortgage Corp.,
                                         7.0%, 12/1/30 to 6/1/31
       8,786                     8,786 Federal Home Loan Mortgage Corp.,
                                         7.5%, 7/1/30
       8,240                     8,240 Federal Home Loan Mortgage Corp.,
                                         10.5%, 4/1/19
      43,729                    43,729 Federal Home Loan Mortgage Corp.,
                                         REMIC 1145G, 8.0%, 9/15/06
               10,000,000   10,000,000 Federal National Mortgage Association,
                                         2.63%, 01/19/07
                5,000,000    5,000,000 Federal National Mortgage Association,
                                         3.52%, 01/28/08
   1,823,158   19,112,806   20,935,964 Federal National Mortgage Association,
                                         5.5%, 1/1/17 to 12/1/18
  14,583,745   12,893,692   27,477,437 Federal National Mortgage Association,
                                         6.0%, 6/1/16 to 4/1/34
   2,851,107                 2,851,107 Federal National Mortgage Association,
                                         6.5%, 4/1/31 to 10/1/32
   1,480,701                 1,480,701 Federal National Mortgage Association,
                                         7.0%, 7/1/22 to 1/1/32
                5,000,000    5,000,000 Federal National Mortgage Association,
                                         7.13%, 03/15/07
      26,013                    26,013 Federal National Mortgage Association,
                                         7.5%, 8/1/20 to 4/1/30
         893                       893 Federal National Mortgage Association,
                                         10.0%, 7/1/19
      53,777                    53,777 Federal National Mortgage Association,
                                         11.0%, 6/1/19
      31,635                    31,635 Federal National Mortgage Association,
                                         REMIC Series 1989 - 19A, 10.3%, 4/25/19
       7,751                     7,751 Federal National Mortgage Association,
                                         REMIC Series 1989 - 19B, 10.3%, 4/25/19
     172,223                   172,223 Federal National Mortgage Association,
                                         REMIC Series 1995 - 23D, 7.0%, 10/25/07
   5,377,670                 5,377,670 Government National Mortgage Association,
                                         4.5%, 8/15/33 to 10/15/33
   1,142,702                 1,142,702 Government National Mortgage Association,
                                         5.0%, 9/15/33
   2,483,930                 2,483,930 Government National Mortgage Association,
                                         5.5%, 4/20/34
  22,767,186    4,643,562   27,410,748 Government National Mortgage Association,
                                         6.0%, 5/15/17 to 10/15/33
   7,062,442   25,605,640   32,668,082 Government National Mortgage Association,
                                         6.5%, 8/15/11 to 10/15/33
   2,265,539    3,936,175    6,201,714 Government National Mortgage Association,
                                         7.0%, 9/15/11 to 5/15/32
   1,685,940      142,825    1,828,765 Government National Mortgage Association,
                                         7.5%, 8/15/11 to 12/15/31
      25,858                    25,858 Government National Mortgage Association,
                                         7.75%, 2/15/30
                   87,390       87,390 Government National Mortgage Association,
                                         8.00%, 05/15/10
       7,093                     7,093 Government National Mortgage Association,
                                         9.5%, 5/15/20
      72,063                    72,063 Government National Mortgage Association,
                                         10.0%, 1/15/06 to 7/15/20
     802,539                   802,539 Government National Mortgage Association I,
                                         6.0%, 2/15/29
                4,295,540    4,295,540 Government National Mortgage Association I,
                                         6.5% 07/15/32

                                                                           Pioneer         AmSouth
                                                              % of          Bond         High Quality      Pro Forma
                                                            Pro Forma       Fund          Bond Fund        Combined
                                                             Combined      Market           Market          Market
                                                            Net Assets      Value           Value            Value
                                                            ----------     ------        ------------      ---------
                                                                      -------------------------------------------------
Wireless Telecom Services                                       0.26%
AT&T Wireless, 8.125%, 5/1/12                                         $     2,312,302 $                $     2,312,302
                                                                      -------------------------------------------------
Total Telecommunication Services                                      $     6,544,917 $      8,418,904 $    14,963,821
                                                                      -------------------------------------------------

Utilities                                                       2.39%
Electric Utilities                                              1.86%
Alabama Power Co., 7.125%, 08/15/04                                   $               $      2,012,500 $     2,012,500
Alabama Power Co., 7.125%, 10/01/07                                                          1,871,931       1,871,931
Baltimore Gas & Electric, 7.50%, 01/15/07                                                    3,389,044       3,389,044
FLP Energy American Wind, 6.639%,                                           1,910,876                        1,910,876
  6/20/23 (144A)
FPL Energy Wind Funding, 6.876%,                                              602,602                          602,602
  6/27/17 (144A)
Georgia Power Co., 4.00%, 01/15/11                                                           2,868,657       2,868,657
Wisconsin Electric Power, 6.625%, 11/15/06                                                   3,753,750       3,753,750
                                                                      -------------------------------------------------
                                                                      $     2,513,478 $     13,895,882 $    16,409,360
                                                                      -------------------------------------------------
Multi-Utilities & Unregulated Power                             0.53%
Illinova Corp., 7.5%, 6/15/09                                         $     3,326,663 $                $     3,326,663
Reliant Energy, Inc., 9.5%, 7/15/13                                           808,125                          808,125
Reliant Resources Inc., 9.25%, 7/15/10                                        533,750                          533,750
                                                                      -------------------------------------------------
                                                                      $     4,668,538 $                $     4,668,538
                                                                      -------------------------------------------------
Total Utilities                                                       $     7,182,016 $     13,895,882 $    21,077,898
                                                                      -------------------------------------------------
TOTAL CORPORATE BONDS                                                 $   121,858,578 $    308,670,064 $   430,528,642
                                                                      -------------------------------------------------

U.S. GOVERNMENT AND AGENCY 45.70%
  OBLIGATIONS
Federal Home Loan Bank, 2.38% 08/15/06                                $               $      4,932,605 $     4,932,605
Federal Home Loan Mortgage Corp.,                                                            3,248,982       3,248,982
  5.0% 11/01/18
Federal Home Loan Mortgage Corp.,                                           2,431,432       12,911,310      15,342,742
  5.5%, 9/01/17 to 12/1/18
Federal Home Loan Mortgage Corp.,                                          21,131,611        7,943,422      29,075,033
  6.0%, 1/1/33 to 5/1/34
Federal Home Loan Mortgage Corp.,                                                           10,487,500      10,487,500
  6.25% 03/05/12
Federal Home Loan Mortgage Corp.,                                           3,882,759                        3,882,759
  6.5%, 7/1/32 to 11/1/33
Federal Home Loan Mortgage Corp.,                                                           18,496,062      18,496,062
  6.88% 01/15/05
Federal Home Loan Mortgage Corp.,                                              36,403                           36,403
  7.0%, 12/1/30 to 6/1/31
Federal Home Loan Mortgage Corp.,                                               9,466                            9,466
  7.5%, 7/1/30
Federal Home Loan Mortgage Corp.,                                               9,249                            9,249
  10.5%, 4/1/19
Federal Home Loan Mortgage Corp.,                                              43,896                           43,896
  REMIC 1145G, 8.0%, 9/15/06
Federal National Mortgage Association,                                                       9,808,840       9,808,840
  2.63%, 01/19/07
Federal National Mortgage Association,                                                       4,966,935       4,966,935
  3.52%, 01/28/08
Federal National Mortgage Association,                                      1,869,240       19,539,457      21,408,697
  5.5%, 1/1/17 to 12/1/18
Federal National Mortgage Association,                                     14,924,614       13,183,800      28,108,414
  6.0%, 6/1/16 to 4/1/34
Federal National Mortgage Association,                                      2,972,148                        2,972,148
  6.5%, 4/1/31 to 10/1/32
Federal National Mortgage Association,                                      1,566,242                        1,566,242
  7.0%, 7/1/22 to 1/1/32
Federal National Mortgage Association,                                                       5,480,255       5,480,255
  7.13%, 03/15/07
Federal National Mortgage Association,                                         27,905                           27,905
  7.5%, 8/1/20 to 4/1/30
Federal National Mortgage Association,                                            937                              937
  10.0%, 7/1/19
Federal National Mortgage Association,                                         60,830                           60,830
  11.0%, 6/1/19
Federal National Mortgage Association,                                         34,792                           34,792
  REMIC Series 1989 - 19A, 10.3%, 4/25/19
Federal National Mortgage Association,                                          9,483                            9,483
  REMIC Series 1989 - 19B, 10.3%, 4/25/19
Federal National Mortgage Association,                                        179,579                          179,579
  REMIC Series 1995 - 23D, 7.0%, 10/25/07
Government National Mortgage Association,                                   5,060,748                        5,060,748
  4.5%, 8/15/33 to 10/15/33
Government National Mortgage Association,                                   1,110,305                        1,110,305
  5.0%, 9/15/33
Government National Mortgage Association,                                   2,481,861                        2,481,861
  5.5%, 4/20/34
Government National Mortgage Association,                                  23,343,999        4,768,003      28,112,002
  6.0%, 5/15/17 to 10/15/33
Government National Mortgage Association,                                   7,390,722       26,800,769      34,191,491
  6.5%, 8/15/11 to 10/15/33
Government National Mortgage Association,                                   2,410,339        4,185,269       6,595,608
  7.0%, 9/15/11 to 5/15/32
Government National Mortgage Association,                                   1,817,734          152,956       1,970,690
  7.5%, 8/15/11 to 12/15/31
Government National Mortgage Association,                                      28,167                           28,167
  7.75%, 2/15/30
Government National Mortgage Association,                                                       92,579          92,579
  8.00%, 05/15/10
Government National Mortgage Association,                                       8,016                            8,016
  9.5%, 5/15/20
Government National Mortgage Association,                                      79,700                           79,700
  10.0%, 1/15/06 to 7/15/20
Government National Mortgage Association I,                                   823,623                          823,623
  6.0%, 2/15/29
Government National Mortgage Association I,                                                  4,495,540       4,495,540
  6.5% 07/15/32

  Pioneer      AmSouth
    Bond     High Quality  Pro Forma
    Fund      Bond Fund     Combined
 Principal    Principal    Principal
   Amount       Amount       Amount
 ---------   ------------  ---------
      96,254                    96,254 Government National Mortgage Association I,
                                         7.0%, 12/15/30
   3,440,514                 3,440,514 Government National Mortgage Association II,
                                         5.5%, 2/20/34 to 3/20/34
  12,566,930                12,566,930 Government National Mortgage Association II,
                                         6.0%, 11/20/33
      42,894      410,397      453,291 Government National Mortgage Association II,
                                         6.5%, 2/20/29 to 4/20/29
     572,849    1,014,703    1,587,552 Government National Mortgage Association II,
                                         7.0%, 11/20/28 to 12/20/30
               64,900,000   64,900,000 U.S. Treasury Bonds, 6.25%, 08/15/23
               19,000,000   19,000,000 U.S. Treasury Bonds, 7.50%, 11/15/16
   1,000,000                 1,000,000 U.S. Treasury Bonds, 8.0%, 11/15/21
               11,000,000   11,000,000 U.S. Treasury Inflation Index, 3.875%, 04/15/29
                5,000,000    5,000,000 U.S. Treasury Notes, 1.625%, 04/30/05
               20,000,000   20,000,000 U.S. Treasury Notes, 3.00%, 02/15/09
   2,310,000                 2,310,000 U.S. Treasury Notes, 5.375%, 2/15/31
                                       TOTAL U.S. GOVERNMENT AND
                                         AGENCY OBLIGATIONS

                                       FOREIGN GOVERNMENT BOND
                3,000,000    3,000,000 British Columbia, 4.625%, 10/03/06
                                       TOTAL FOREIGN GOVERNMENT BOND


                                       MUNICIPAL BONDS
                                       Government
                  800,000      800,000 Atlanta Downtown Development Lease Revenue
                                         Bond, 6.88%, 2/1/21
     555,000                   555,000 Tobacco Settlement Authority Iowa, 6.79%, 6/1/10
                                       TOTAL MUNICIPAL BONDS

                                       AFFILIATED SECURITIES
                2,289,102    2,289,102 AmSouth Prime Money Market Fund
                    4,915        4,915 AmSouth Treasury Reserve Money Market Fund
                                       TOTAL AFFILIATED SECURITIES

                                       TEMPORARY CASH INVESTMENTS
                                       Repurchase Agreement
  10,500,000                10,500,000 UBS Warburg, 1.25%, dated 6/30/04, repurchase
                                       price of $10,500,000 plus
                                       accrued interest on 7/1/04, collaterized by
                                       $10,657,000 U.S. Treasury Note
                                       2.125%,  10/31/04
   Shares       Shares       Shares
   ------       ------       ------
                                       Securities Lending Collateral
   6,457,325                 6,457,325 Securities Lending Investment Fund, 1.29%

                                       TOTAL TEMPORARY CASH INVESTMENTS

                                       TOTAL INVESTMENT IN SECURITIES

                                       OTHER ASSETS AND LIABILITIES

                                       TOTAL NET ASSETS

                                       Total Investments at Cost

                                                                           Pioneer         AmSouth
                                                              % of          Bond         High Quality      Pro Forma
                                                            Pro Forma       Fund          Bond Fund        Combined
                                                             Combined      Market           Market          Market
                                                            Net Assets      Value           Value            Value
                                                            ----------     ------        ------------      ---------
Government National Mortgage Association I,                           $       102,371 $                $       102,371
  7.0%, 12/15/30
Government National Mortgage Association II,                                3,437,648                        3,437,648
  5.5%, 2/20/34 to 3/20/34
Government National Mortgage Association II,                               12,884,069                       12,884,069
  6.0%, 11/20/33
Government National Mortgage Association II,                                   44,796          428,733         473,529
  6.5%, 2/20/29 to 4/20/29
Government National Mortgage Association II,                                  608,000        1,079,066       1,687,066
  7.0%, 11/20/28 to 12/20/30
U.S. Treasury Bonds, 6.25%, 08/15/23                                                        71,886,939      71,886,939
U.S. Treasury Bonds, 7.50%, 11/15/16                                                        23,428,634      23,428,634
U.S. Treasury Bonds, 8.0%, 11/15/21                                         1,310,703                        1,310,703
U.S. Treasury Inflation Index, 3.875%, 04/15/29                                             16,044,890      16,044,890
U.S. Treasury Notes, 1.625%, 04/30/05                                                        4,987,505       4,987,505
U.S. Treasury Notes, 3.00%, 02/15/09                                                        19,375,000      19,375,000
U.S. Treasury Notes, 5.375%, 2/15/31                                        2,329,762                        2,329,762
                                                                      -------------------------------------------------
TOTAL U.S. GOVERNMENT AND
  AGENCY OBLIGATIONS                                                  $   114,463,149 $    288,725,050 $   403,188,199
                                                                      -------------------------------------------------

FOREIGN GOVERNMENT BOND                                         0.35%
British Columbia, 4.625%, 10/03/06                                    $               $      3,092,091 $     3,092,091
                                                                      -------------------------------------------------
TOTAL FOREIGN GOVERNMENT BOND                                         $               $      3,092,091 $     3,092,091
                                                                      -------------------------------------------------

MUNICIPAL BONDS                                                 0.17%
Government                                                      0.17%
Atlanta Downtown Development Lease Revenue                            $               $        906,000 $       906,000
  Bond, 6.88%, 2/1/21
Tobacco Settlement Authority Iowa, 6.79%, 6/1/10                              551,981                          551,981
                                                                      -------------------------------------------------
TOTAL MUNICIPAL BONDS                                                 $       551,981 $        906,000 $     1,457,981
                                                                      -------------------------------------------------

AFFILIATED SECURITIES                                           0.26%
AmSouth Prime Money Market Fund                                       $               $      2,289,102 $     2,289,102
AmSouth Treasury Reserve Money Market Fund                                                       4,915           4,915
                                                                      -------------------------------------------------
TOTAL AFFILIATED SECURITIES                                           $               $      2,294,017 $     2,294,017
                                                                      -------------------------------------------------

TEMPORARY CASH INVESTMENTS                                      1.92%
Repurchase Agreement                                            1.19%
UBS Warburg, 1.25%, dated 6/30/04, repurchase
price of $10,500,000 plus
accrued interest on 7/1/04, collaterized by
$10,657,000 U.S. Treasury Note                                        $    10,500,000 $                $    10,500,000
2.125%,  10/31/04                                                     -------------------------------------------------

Securities Lending Collateral                                   0.73%
Securities Lending Investment Fund, 1.29%                             $     6,457,325 $                $     6,457,325
                                                                      -------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS                                      $    16,957,325 $                $    16,957,325
                                                                      -------------------------------------------------
TOTAL INVESTMENT IN SECURITIES                                 99.32% $   262,268,679 $    613,949,383 $   876,218,062
                                                                      -------------------------------------------------
OTHER ASSETS AND LIABILITIES                                    0.68% $    (2,565,718)$      8,567,563 $     6,001,845
                                                                      -------------------------------------------------
TOTAL NET ASSETS                                              100.00% $   259,702,961 $    622,516,946 $   882,219,907
                                                                      =================================================
Total Investments at Cost                                             $   259,425,607 $    594,751,009 $   854,176,616
                                                                      =================================================

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.

   (a) No adjustments are shown to the unaudited pro forma combined schedule of investments due to the fact that upon consumation of the merger no securities would need to be sold in order for Pioneer Bond Fund to comply with its prospectus restrictions. The foregoing sentence shall not restrict in any way the ability of the investment adviser of the funds from buying or selling securities in the normal course of such fund's business and operations.

Pioneer Bond Fund
Pro Forma Statement of Assets and Liabilities
June 30, 2004
(Unaudited) (Amounts in Thousands, except for per share data)

                                                                                       AmSouth
                                                         Pioneer     High Quality     Pro Forma        Pro Forma
                                                       Bond Fund       Bond Fund     Adjustments       Combined
                                                       ----------    ------------    -----------       ---------

ASSETS:
    Investment in securities (including
       securities loaned of $6,161 and $0,
       respectively) (cost $259,426 and
       $594,751, respectively)                         $  262,269    $    613,949    $                 $ 876,218
    Cash                                                       51               -                             51
    Receivables -
       Investment securities sold                           1,895               -                          1,895
       Fund shares sold                                       173              32                            205
       Interest                                             2,718           8,856                         11,574
    Other                                                       1              86                             87
                                                       ----------    ------------                      ---------
           Total assets                                $  267,107    $    622,923    $                 $ 890,030
                                                       ----------    ------------                      ---------
LIABILITIES:
    Payables -
       Investment securities purchased                 $       51    $          -    $                 $      51
       Fund shares repurchased                                253              32                            285
       Dividends                                              230               -                            230
       Upon return of securities loaned                     6,457               -                          6,457
    Due to affiliates                                         335             259                            594
    Accrued expenses                                           78             115                            193
                                                       ----------    ------------                      ---------
           Total liabilities                           $    7,404    $        406    $                 $   7,810
                                                       ----------    ------------                      ---------
NET ASSETS:
    Paid-in capital                                    $  262,627    $    603,175    $                 $ 865,802
    Accumulated net investment income                         652          (3,432)                        (2,780)
    Accumulated net realized loss on investments           (6,419)          3,576                         (2,843)
    Net unrealized gain on investments                      2,843          19,198                         22,041
                                                       ----------    ------------                      ---------
           Total net assets                            $  259,703    $    622,517    $                 $ 882,220
                                                       ==========    ============                      =========
OUTSTANDING SHARES:
(No par value, unlimited number of shares authorized)
    Class A                                                17,476           3,880            786 (a)      22,142
                                                       ==========    ============                      =========
    Calss I                                                                51,814        (51,814)(a)
                                                       ==========    ============                      =========
    Class B                                                 6,319             681            139 (a)       7,139
                                                       ==========    ============                      =========
    Class C                                                 3,023                                          3,023
                                                       ==========    ============                      =========
    Class R                                                    37                                             37
                                                       ==========    ============                      =========
    Class Y                                                 1,493                         62,722 (a)      64,215
                                                       ==========    ============                      =========
NET ASSET VALUE PER SHARE:
    Class A                                            $     9.18    $      11.04    $                 $    9.18
                                                       ==========    ============                      =========
    Class I                                                                 11.04
                                                       ==========    ============                      =========
    Class B                                            $     9.14    $      11.01    $                 $    9.14
                                                       ==========    ============                      =========
    Class C                                            $     9.11    $               $                 $    9.11
                                                       ==========    ============                      =========
    Class R                                            $     9.28    $               $                 $    9.28
                                                       ==========    ============                      =========
    Class Y                                            $     9.12    $               $                 $    9.12
                                                       ==========    ============                      =========
MAXIMUM OFFERING PRICE:
    Class A                                            $     9.61    $               $                 $    9.61
                                                       ==========    ============                      =========
    Class C                                            $     9.20    $               $                 $    9.20
                                                       ==========    ============                      =========

(a) Class A, Class B, and Class I shares of AmSouth High Quality Bond Fund are exchanged for Class A, Class B, and Class Y shares of Pioneer Bond Fund.

           See accompanying notes to pro forma financial statements.

Pioneer Bond Fund
Pro Forma Statement of Operations
For the Year Ended June 30, 2004
(Unaudited) (Amounts in Thousands)

                                                          Pioneer    AmSouth High     Pro Forma       Pro Forma
                                                        Bond Fund    Quality Bond    Adjustments      Combined
                                                        ---------    ------------    -----------      ---------
INVESTMENT INCOME:
     Dividends                                          $       -    $          -    $                $      -
     Interest                                              15,120          30,507                       45,627
     Income from securities loaned, net                         9               -                            9
                                                        ---------    ------------                      -------
                 Total investment income                $  15,129    $     30,507    $                $ 45,636
                                                        ---------    ------------                      -------

EXPENSES:
     Management fees                                    $   1,362    $      4,209    $    (985)(c)    $  4,586
     Transfer agent fees and expenses                           -             196         (196)(c)           -
         Class I
         Class A                                              503               -          139 (c)         642
         Class B                                              254               -           36 (c)         290
         Class C                                              111               -                          111
         Class R                                                -               -                            -
         Class Y                                                -               -          118 (c)         118
     Shareholder servicing fees
         Class A                                                              116         (116)(c)           -
         Class B                                                              222         (222)(c)           -
         Class I                                                               89          (89)(c)           -
     Distribution fees
         Class A                                              420                          116 (c)         536
         Class B                                              655             666         (579)(c)         742
         Class C                                              289               -                          289
         Class R                                                1               -                            1
         Class Y                                                -
     Administrative expenses                                   51           1,449       (1,301)(c)         199
     Custodian fees                                            24             178         (115)(c)          87
     Registration fees                                        100              15            -             115
     Printing fees                                              -              76            -              76
     Professional fees                                         53             104         (104)(a)          53
     Fees and expenses of nonaffiliated trustees                1              27          (27)(a)           1
     Miscellaneous                                             10              56                           66
                                                        ---------    ------------     --------         -------
             Total expenses                             $   3,834    $      7,403    $  (3,325)       $  7,912
             Less management fees waived and expenses
                 reimbursed by PIM                              -          (1,827)       1,784 (b)         (43)
             Less fees paid indirectly                         (6)              -                           (6)
                                                        ---------    ------------     --------         -------
             Net expenses                               $   3,828    $      5,576    $  (1,541)       $  7,863
                                                        ---------    ------------     --------         -------
                 Net investment income                  $  11,301    $     24,931    $   1,541        $ 37,773
                                                        ---------    ------------     --------         -------

REALIZED AND UNREALIZED GAIN (LOSS)
      ON INVESTMENTS:
     Net realized gain on investments                   $  10,312    $      4,897                     $ 15,209
     Change in net unrealized gain on investments         (15,238)              -                      (15,238)
                                                        ---------    ------------                      -------
         Net loss on investments                        $  (4,926)   $      4,897                     $    (29)
                                                        ---------    ------------                      -------
         Net decrease in net assets resulting
             from operations                            $   6,375    $     29,828    $   1,541        $ 37,744
                                                        =========    ============    =========        ========

(a)  Reflects reduction in expenses due to elimination of duplicate services.

(b)  Expense limitation conformed to Pioneer Bond Fund's management contract.

(c) Reflects change in fee structure to conform to Pioneer Bond Fund's management, tranfer agent, custody and distribution plan agreements.


           See accompanying notes to pro forma financial statements.

Pioneer Bond Fund

PRO FORMA NOTES TO COMBINING FINANCIAL STATEMENTS
06/30/04
(Unaudited)

1.   Description of the Fund

Pioneer Bond Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek current income consistent with preservation of capital.

The Trustees have authorized the issuance of five classes of shares of the Fund. The Fund offers five classes of shares - Class A, Class B, Class C, Class R, and Class Y shares. Class R shares were first publicly offered on April 1, 2003. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that the level of transfer agent and distribution fees may differ among classes. Class A, Class B, Class C, and Class R shareowners have exclusive voting rights with respect to the distribution plan for each class. There is no distribution plan for Class Y shares.

2.   Basis of Combination

The accompanying pro forma combining financial statements, and related notes, are presented to show the effect of the proposed acquisition (the "acquisition") of AmSouth High Quality Bond Fund by the Fund, as if such acquisition had taken place as of July 1, 2003.

Under the terms of an Agreement and Plan of Reorganization (the "Reorganization") between these two Funds, the combination of the Fund and AmSouth High Quality Bond Fund will be treated as a tax-free business combination and accordingly will be accounted for by a method of accounting for tax-free mergers of investment companies. The acquisition will be accomplished by an acquisition of the net assets of AmSouth High Quality Bond Fund in exchange for shares of the Fund at their net asset values. The accompanying schedules of investments, statements of assets and liabilities and the related statements of operations of the Fund and AmSouth High Quality Bond Fund have been combined as of and for the most recent fiscal year ended June 30, 2004. Following the acquisition, the Fund will be the accounting survivor. All related acquisition costs will be borne by the Advisors.

These pro forma financial statements and related notes should be read in conjunction with the financial statements of the Fund and AmSouth High Quality Bond Fund included in their annual reports to shareowners dated June 30, 2004 and July 31, 2004, respectively. Adjustments have been made to expenses for Pioneer affiliate contractual rates and duplicate services that would not have been incurred if the merger took place on July 1, 2003.

3.   Security Valuation

Security transactions are recorded as of trade date. Securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which there are no other readily available valuation methods are valued at their fair values as determined by, or under the direction of the Board of Trustees. At June 30, 2004 there were no securities fair valued. Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Temporary cash investments are valued at amortized cost.

All discounts/premiums on debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and are included in interest income. Market discount and premium are accreted or amortized daily. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the underlying monthly paydowns. Interest income is recorded on the accrual basis.

4.   Capital Shares

The pro forma net asset value per share assumes the issuance of shares of the Fund that would have been issued at June 30, 2004, in connection with the proposed acquisition. The number of shares assumed to be issued is equal to the net asset value of shares of AmSouth High Quality Bond Fund, as of June 30, 2004, divided by the net asset value per share of the Fund's shares as of June 30, 2004. The pro forma number of shares outstanding, by class, for the combined Fund consists of the following at June 30, 2004:

----------------------------------------------------------------------------------------------------------
                                Shares of              Additional Shares       Total Outstanding Shares
                                The Fund                Assumed Issued             Post-Combination
    Class of Shares         Pre-Combination           In Reorganization
----------------------------------------------------------------------------------------------------------
Class A                   17,476                   4,666                        22,142
----------------------------------------------------------------------------------------------------------
Class B                   6,319                    820                          7,139
----------------------------------------------------------------------------------------------------------
Class C                   3,023                                                 3,023
----------------------------------------------------------------------------------------------------------
Class R                   37                                                    37
----------------------------------------------------------------------------------------------------------
Class Y                   1,493                    62,722                       64,215
----------------------------------------------------------------------------------------------------------

5.   Federal Income Taxes

    Each Fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code. After the acquisition, it will continue to be the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The identified cost of investments for these funds is substantially the same for both financial and federal income tax purposes. The cost of investments will remain unchanged for the combined Fund.

                                     PART C

                                OTHER INFORMATION
                                PIONEER BOND FUND

ITEM 15. INDEMNIFICATION

No change from the information set forth in Item 25 of the most recently filed Registration Statement of Pioneer Bond Fund (the "Registrant") on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 (File Nos. 2-62436 and 811-02864) as filed with the Securities and Exchange Commission on December 8, 2004 (Accession No. 0001145443-04-002020), which information is incorporated herein by reference.

ITEM 16. EXHIBITS

(1)(a)   Agreement and Declaration of Trust                               (1)

(1)(b)   Amendment to Agreement and Declaration of Trust to establish     (8)
         Investor ClassShares

(2)      Amended By-Laws                                                  (2)

(3)      Not applicable

(4)      Form of Agreement and Plan of Reorganization                     (9)

(5)      Reference is made to Exhibits (1) and (2) hereof

(6)(a)   Management Contract                                              (4)

(6)(b)   Expense Limitation Agreement for Investor Class Shares           (8)

(6)(c)   Expense Limitation Agreement                                     (9)

(7)(a)   Underwriting Agreement with Pioneer Funds Distributor, Inc.      (3)

(7)(b)   Dealer Sales Agreement                                           (6)

(8)      Not applicable

(9)      Custodian Agreement with Brown Brothers Harriman & Co.           (7)

(10)(a)  Multiple Class Plan Pursuant to Rule 18f-3                       (8)

(10)(b)  Class A Shares Distribution Plan                                 (2)

(10)(c)  Class B Shares Distribution Plan                                 (4)

(10)(d)  Class C Shares Distribution Plan                                 (1)

(10)(e)  Class R Shares Distribution Plan                                 (5)

(10)(f)  Class R Shares Service Plan                                      (5)

(11)     Opinion of Counsel (legality of securities being offered)        (9)

(12)     Form of Opinion as to Tax matters and Consent                    (9)

(13)(a)  Investment Company Service Agreement                             (7)

(13)(b)  Administration Agreement                                         (7)

(13)(c)  Form of Services Agreement for Class Y Shares                    (10)

(14)     Consent(s) of Independent Registered Public Accounting Firm      (*)

(15)     Not applicable

(16)     Powers of Attorney                                               (9)

(17)(a)  Code of Ethics                                                   (9)

(17)(b)  Form of Proxy Card                                               (9)

(1) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File Nos. 2-62436; 811-02864), as filed with the Securities and Exchange Commission on May 14, 1999 (Accession no. 0000276776-99-000013).

(2) Previously filed. Incorporated herein by reference from the exhibits filed with the Registrant's Registration Statement on Form N-14 (File No. 333-64582), as filed with the Securities and Exchange Commission on July 3, 2001 (Accession no. 0000276776-01-500004).

(3) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A (File Nos. 2-62436; 811-02864), as filed with the Securities and Exchange Commission on October 29, 2001 (Accession no. 0000276776-01-500036).

(4) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File Nos. 2-62436; 811-02864), as filed with the Securities and Exchange Commission on October 29, 2002 (Accession no. 0000276776-02-000008).

(5) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A (File Nos. 2-62436; 811-02864), as filed with the Securities and Exchange Commission on February 24, 2003 (Accession no. 0000276776-03-000002).

(6) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 37 to the Registrant's Registration Statement on Form N-1A (File Nos. 2-62436; 811-02864), as filed with the Securities and Exchange Commission on October 29, 2003 (Accession no. 0000276776-03-000014).

(7) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 38 to the Registrant's Registration Statement on Form N-1A (File Nos. 2-62436; 811-02864), as filed with the Securities and Exchange Commission on October 28, 2003 (Accession no. 0001016964-04-000418).

(8) Previously filed. Incorporated herein by reference from the exhibits filed with Registrant's Registration Statement on Form N-14 (File No. 333-118442), as filed with the Securities and Exchange Commission on August 20, 2004 (Accession no. 0001145443-04-001275).

(9) Previously filed. Incorporated herein by reference from the exhibits filed with the Registrant's Registration Statement on Form N-14 (File No. 333-126367), as filed with the Securities and Exchange Commission on July 5, 2005 (Accession no. 0001145443-05-001508).

(10) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 (File No. 333-126367), as filed with the Securities and Exchange Commission on August 19, 2005 (Accession No. 0001145443-05-001823).

(*) Filed herewith.

ITEM 17. UNDERTAKINGS.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this Registration Statement by any person or party which is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees that it shall file a final executed version of the legal and consent opinion as to tax matters as an exhibit to the subsequent post-effective amendment to its registration statement on Form N-14 filed with the SEC upon the consummation of the reorganization contemplated by this Registration Statement on Form N-14.

(4) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(5) The undersigned Registrant hereby undertakes to file a post-effective amendment to this Registration Statement on Form N-14 containing revised pro forma financial statements, together with an updated consent of the Independent Registered Public Accounting Firm of each of the Registrant and the acquired funds, which pro forma financial statements shall set forth separately, in the pro forma Statement of Operations, Rule 12b-1 and non-Rule 12b-1 fees. Such post-effective amendment will be filed no later than the date on which the proxy statement and prospectus relating to the reorganization contemplated by this Registration Statement is mailed to shareholders. At the time of filing, the pro forma financial statements and all other financial information that is made part of this N-14 will be current for purposes of Rule 3-18 of Regulation S-X.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 22nd day of August, 2005.


                                            Pioneer Bond Fund

                                            By: /s/ Osbert M. Hood
                                            ------------------------------------

                                            Osbert M. Hood
                                            Executive Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                             Title                               Date
/s/ John F. Cogan, Jr.                Chairman of the Board, Trustee,     August 22, 2005
---------------------------           and President
John F. Cogan, Jr.

/s/ Vincent Nave                      Chief Financial Officer,            August 22, 2005
---------------------------           Principal Accounting Officer, and
Vincent Nave                          Treasurer

         *
---------------------------
Mary K. Bush                          Trustee

         *
---------------------------
David R. Bock                         Trustee

         *
---------------------------
Margaret B.W. Graham                  Trustee

/s/ Osbert M. Hood                                                        August 22, 2005
---------------------------
Osbert M. Hood                        Trustee

         *
---------------------------
Marguerite A. Piret                   Trustee

         *
---------------------------
Steven K. West                        Trustee

         *
---------------------------
John Winthrop                         Trustee

*  By:   /s/ Osbert M. Hood                                                August 22, 2005
         --------------------------------------
         Osbert M. Hood, Attorney-in-Fact

                                  EXHIBIT INDEX

The following exhibit is filed as part of this Registration Statement:

Exhibit No.       Description
(14)              Consents of Independent Registered Public Accounting Firm